UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3416
THE CALVERT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2009

Item 1. Schedule of Investments.
CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	PRINCIPAL
	AMOUNT	VALUE

ASSET-BACKED SECURITIES - 2.0%
ACLC Business Loan Receivables Trust, 0.969%, 10/15/21 (e)(r)	$1,856,517	$1,768,387
AmeriCredit Automobile Receivables Trust:
3.43%, 7/6/11	3,229,404	3,253,581
4.63%, 6/6/12	9,277,742	9,422,586
0.968%, 7/6/12 (r)	9,164,281	8,978,368
AmeriCredit Prime Automobile Receivable Trust, 5.27%, 11/8/11	2,577,248	2,601,849
Atherton Franchisee Loan Funding LLC, 7.08%, 5/15/20 (e)	927,090	936,145
Capital Auto Receivables Asset Trust, 0.379%, 7/15/10 (r)	10,780,710	10,608,610
Captec Franchise Trust:
8.155%, 6/15/13 (e)	6,920,000	5,715,468
8.155%, 12/15/13 (e)	2,895,000	1,042,200
Centex Home Equity, 7.86%, 7/25/32 (r)	120,536	17,147
Countrywide Asset-Backed Certificates, 0.764%, 11/25/34 (r)	4,057,529	2,755,617
DB Master Finance LLC, 5.779%, 6/20/31 (e)	20,750,000	18,744,098
Enterprise Mortgage Acceptance Co. LLC, 0.65%, 1/15/27 (e)(r)	17,735,747	227,239
FMAC Loan Receivables Trust:
0.00%, 11/15/18 (e)(r)(t)	10,928,799	150,271
6.74%, 11/15/20 (e)	1,397,543	1,185,672
GE Capital Credit Card Master Note Trust, 0.359%, 3/15/13 (r)	5,340,000	5,238,990
Residential Asset Mortgage Products, Inc., STEP, 4.12% to 5/25/12, floating thereafter to 6/25/33 (r)	147,330	68,588
SLM Student Loan Trust:
1.642%, 10/25/17 (r)	1,350,000	1,313,430
0.849%, 12/15/17 (b)(r)	2,160,017	2,120,782

Total Asset-Backed Securities (Cost $81,103,489)		76,149,028

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.5%
American Home Mortgage Assets:
3.325%, 5/25/46 (r)(s)	130,086,627	4,227,815
0.504%, 12/25/46 (r)	7,729,858	3,060,504
Banc of America Mortgage Securities, Inc.:
5.00%, 1/25/19	68,292	30,211
4.875%, 4/25/19	139,929	61,006
4.798%, 8/25/19 (r)	308,110	91,732
5.50%, 11/25/33	40,731	40,668
0.28%, 1/25/34 (r)	112,826,875	659,168
5.431%, 5/25/34 (r)	948,173	311,727

	PRINCIPAL
	AMOUNT	VALUE

Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	793,109	763,305
Countrywide Home Loan Mortgage Pass Through Trust, 0.654%, 6/25/35 (e)(r)	2,528,156	1,450,103
GMAC Mortgage Corp. Loan Trust, 5.00%, 5/25/18 (e)	186,633	94,569
Impac CMB Trust:
0.954%, 9/25/34 (r)	1,170,905	718,698
0.574%, 4/25/35 (r)	6,252,988	3,263,390
0.624%, 4/25/35 (r)	2,240,654	654,841
0.584%, 5/25/35 (r)	12,918,978	5,757,256
0.634%, 8/25/35 (r)	6,907,471	2,743,577
MASTR Alternative Loans Trust, 6.25%, 7/25/36	17,628,650	8,776,083
Morgan Stanley Mortgage Loan Trust, 5.17%, 11/25/33	404,980	148,253
Residential Accredit Loans, Inc., 6.00%, 12/25/35	6,536,135	4,836,437
Residential Asset Securitization Trust, 6.25%, 11/25/36	18,495,327	10,600,328
Residential Funding Mortgage Securities I, 4.75%, 3/25/19	240,347	163,222
Salomon Brothers Mortgage Securities VII, Inc., 5.551%, 9/25/33 (r)	222,922	83,668
Structured Asset Securities Corp.:
5.00%, 6/25/35 (b)	7,580,297	5,629,709
5.50%, 6/25/35	4,291,000	1,567,541
Washington Mutual Alternative Mortgage Pass-Through Certificates, 0.824%, 7/25/46 (z)	116,362,747	581,814

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $84,109,955)		56,315,625

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	11,700,000	9,060,136
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49	45,600,000	41,709,262
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 8/15/12 (r)	30,500,000	26,623,905
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	39,250,000	38,229,602
5.245%, 11/15/36 (e)	18,600,000	18,850,691
5.362%, 11/15/36 (e)	11,000,000	10,937,677
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	37,050,000	27,648,933
LB-UBS Commercial Mortgage Trust, 4.799%, 12/15/29 (r)	1,000,000	737,801
Wachovia Bank Commercial Mortgage Trust, 0.676%, 12/15/35 (e)(r)	91,507,922	625,548

Total Commercial Mortgage-Backed Securities (Cost $194,493,178)		174,423,555

CORPORATE BONDS - 61.4%
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (b)(r)	19,175,000	17,257,500
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	76,150,000	46,555,216
7.30%, 10/14/49 (b)(e)	19,950,000	16,664,435
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(r)(x)*	3,077,944	—
15.36%, 12/1/10 (b)(r)(x)*	17,718,398	—

	PRINCIPAL
	AMOUNT	VALUE

Anadarko Petroleum Corp., 7.625%, 3/15/14	12,000,000	12,992,711
Anglo American Capital plc, 9.375%, 4/8/19 (e)	19,800,000	21,822,960
Anheuser-Busch InBev Worldwide, Inc.:
7.75%, 1/15/19 (e)	23,600,000	25,893,188
6.875%, 11/15/19 (e)	5,800,000	5,864,342
APL Ltd., 8.00%, 1/15/24	13,525,000	9,501,313
ArcelorMittal:
5.375%, 6/1/13	9,609,000	9,190,687
6.125%, 6/1/18	17,603,000	15,402,625
Asian Development Bank, 6.22%, 8/15/27	2,470,000	2,743,272
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	23,670,000	14,971,275
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	53,561,000	535,610
AXA SA, 4.707%, 6/8/49 (b)	1,050,000	315,000
BAC Capital Trust XV, 1.468%, 6/1/56 (r)	105,870,000	53,446,871
BAE Systems Asset Trust, 6.664%, 9/15/13 (b)(e)	36,369,897	37,253,686
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	26,071,092	23,813,335
Bear Stearns Co.’s, Inc.:
0.843%, 8/21/09 (r)	2,000,000	2,000,298
0.751%, 2/23/10 (r)	1,510,000	1,508,264
1.241%, 10/22/10 (r)	6,000,000	5,954,527
7.25%, 2/1/18	4,630,000	4,910,325
BellSouth Telecommunications, Inc., STEP, 0.00% to 12/15/15, 6.65% thereafter to 12/15/95 (r)	20,000,000	8,972,980
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	114,221,000	90,377,366
Bunge Ltd. Finance Corp., 8.50%, 6/15/19	1,000,000	1,046,056
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	5,000,000	2,558,300
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	31,165,000	16,517,450
Camp Pendleton & Quantico Housing LLC, 5.937%, 10/1/43 (e)	1,150,000	923,462
Capital One Bank, 8.80%, 7/15/19	8,180,000	8,318,387
Cargill, Inc., 2.352%, 1/21/11 (e)(r)	44,455,000	44,371,291
Caterpillar Financial Services Corp., 5.85%, 9/1/17	2,250,000	2,268,217
Chase Capital VI, 1.653%, 8/1/28 (r)	7,250,000	4,061,136
Chevron Phillips Chemical Co. LLC, 8.25%, 6/15/19 (e)	800,000	817,642
Chugach Electric Association, Inc., 6.55%, 3/15/11	2,780,000	2,933,203
CIT Group, Inc.:
0.974%, 8/17/09 (r)	2,745,000	2,642,063
0.759%, 3/12/10 (r)	4,970,000	4,162,375
6.10% to 3/15/17, floating rate thereafter to 3/15/67 (b)(r)	20,132,000	7,635,866
Citigroup Funding, Inc., 1.369%, 4/30/12 (r)	33,170,000	33,580,578
Citigroup, Inc., 8.50%, 5/22/19	6,750,000	6,860,083
Comcast Corp., 1.439%, 7/14/09 (r)	18,505,000	18,505,161
Compass Bancshares, Inc., 1.749%, 10/9/09 (e)(r)	18,200,000	18,181,697
Consumers Energy Co., 4.40%, 8/15/09	5,000,000	5,013,395
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	131,218,000	78,730,800

	PRINCIPAL
	AMOUNT	VALUE

Dime Community Bancshares, Inc.:
9.25%, 5/1/10	500,000	492,339
9.25%, 5/1/10 (e)	2,000,000	1,969,357
Discover Financial Services, 1.169%, 6/11/10 (r)	31,550,000	29,705,114
Dominion Resources, Inc.:
1.664%, 6/17/10 (r)	32,530,000	32,354,416
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (b)(r)	19,665,000	13,962,150
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	100,640,000	74,222,000
First Republic Bank, 7.75%, 9/15/12	500	462
FMG Finance Pty Ltd.:
4.668%, 9/1/11 (e)(r)	38,280,000	36,557,400
10.00%, 9/1/13 (e)	10,500,000	10,263,750
Ford Motor Credit Co. LLC, 3.889%, 1/13/12 (r)	5,000,000	3,868,750
Fort Knox Military Housing:
5.815%, 2/15/52 (e)	11,225,000	7,925,299
5.915%, 2/15/52 (e)	10,455,000	7,408,204
General Motors Corp.:
7.125%, 7/15/13 (ii)	5,000,000	625,000
7.70%, 4/15/16 (jj)	10,000,000	1,225,000
8.25%, 7/15/23 (kk)	5,000,000	625,000
8.10%, 6/15/24 (ll)	7,150,000	875,875
7.40%, 9/1/25 (mm)	2,950,000	361,375
8.375%, 7/15/33 (nn)	3,500,000	455,000
Glitnir Banki HF:
2.95%, 10/15/08 (b)(v)(y)	30,230,000	4,458,925
3.046%, 4/20/10 (e)(r)(y)(aa)	42,295,000	6,872,938
4.75%, 10/15/10 (e)(y)(bb)	6,000,000	975,000
3.226%, 1/21/11 (e)(r)(y)(cc)	32,920,000	5,349,500
6.375%, 9/25/12 (e)(y)(ee)	600,000	97,500
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)(ff)	8,400,000	84,000
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	11,298,810	10,944,479
Goldman Sachs Group, Inc.:
0.934%, 11/16/09 (r)	12,600,000	12,600,544
1.201%, 9/29/14 (r)	3,450,000	3,017,567
Great River Energy:
5.829%, 7/1/17 (b)(e)	54,051,216	55,009,544
6.254%, 7/1/38 (b)(e)	14,400,000	12,650,400
Hewlett-Packard Co., 1.71%, 5/27/11 (r)	7,200,000	7,289,398
Home Depot, Inc., 0.749%, 12/16/09 (r)	8,190,000	8,158,197
Hospira, Inc., 1.078%, 3/30/10 (r)	18,290,000	18,111,799
HRPT Properties Trust, 1.224%, 3/16/11 (r)	39,710,000	34,488,957
Idearc, Inc., 8.00%, 11/15/16 (b)(f)	150,000	3,938
Independence Community Bank Corp., 3.028%, 4/1/14 (r)	20,910,000	14,870,962
Ingersoll-Rand Global Holding Co. Ltd., 2.42%, 8/13/10 (b)(r)	39,650,000	38,857,000
ION Media Networks, Inc., 11.00%, 7/31/13 (b)(w)*	325,940	98
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	601

	PRINCIPAL
	AMOUNT	VALUE

John Deere Capital Corp.:
1.111%, 2/26/10 (r)	13,000,000	13,013,877
1.807%, 1/18/11 (r)	3,300,000	3,278,240
JPMorgan Chase & Co.:
7.00%, 11/15/09	11,497,000	11,692,063
1.601%, 1/22/10 (r)	36,900,000	36,945,005
0.854%, 12/26/12 (r)	15,000,000	15,146,805
JPMorgan Chase Capital XXIII, 1.883%, 5/15/47 (r)	12,800,000	6,526,630
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	150,000	126,000
Kaupthing Bank HF:
3.491%, 1/15/10 (e)(gg)(r)(y)	39,000,000	5,070,000
5.75%, 10/4/11 (e)(hh)(y)	3,350,000	435,500
Kern River Funding Corp., 6.676%, 7/31/16 (e)	94,706	87,765
Koninklijke Philips Electronics NV, 1.798%, 3/11/11 (r)	62,930,000	63,094,163
Kraft Foods, Inc., 1.456%, 8/11/10 (r)	2,300,000	2,273,050
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	59,248,000	44,732,240
Leucadia National Corp.:
8.125%, 9/15/15	12,520,000	11,413,394
7.125%, 3/15/17	4,000,000	3,267,027
Lincoln National Corp., 6.05% to 4/20/17, floating rate thereafter to 4/20/67 (r)	400,000	254,000
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.733%, 12/1/17 (e)	8,060,000	7,389,166
5.983%, 12/1/22 (e)	14,695,000	13,078,697
6.192%, 12/1/27 (e)	3,925,000	3,323,337
Lloyds Banking Group plc:
6.657% to 5/21/37, floating rate thereafter to 5/19/49 (b)(e)(r)	24,270,000	9,343,950
6.413% to 10/1/35, floating rate thereafter to 12/31/49 (e)(r)	2,400,000	864,000
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	51,271,000	448,621
8.30%, 12/1/37 (e)(m)*	33,720,000	295,050
8.45%, 12/1/49 (e)(m)*	1,000,000	8,750
M&I Marshall & Ilsley Bank, 0.916%, 12/4/12 (r)	11,675,000	8,116,810
MBNA Capital, Series B, 1.828%, 2/1/27 (r)	900,000	458,593
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	11,420,000	7,825,783
Medco Health Solutions, Inc., 6.125%, 3/15/13	4,875,000	5,042,050
Merrill Lynch & Co., Inc., 0.726%, 12/4/09 (r)	15,700,000	15,537,654
Metropolitan Life Global Funding I, 1.731%, 4/14/11 (e)(r)	12,280,000	12,237,487
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	23,150,000	15,018,563
Monumental Global Funding III, 1.283%, 8/17/09 (e)(r)	13,123,000	13,128,735
Morgan Stanley, 1.236%, 2/10/12 (r)	5,770,000	5,826,373
National Fuel Gas Co.:
6.50%, 4/15/18	4,800,000	4,698,249
8.75%, 5/1/19	2,250,000	2,538,745
NationsBank Cap Trust III, 1.681%, 1/15/27 (r)	1,677,000	889,538
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	20,379,000	20,468,292

	PRINCIPAL
	AMOUNT	VALUE

6.90%, 10/1/37	10,460,000	10,358,726
6.59%, 7/7/38	4,023,000	3,292,701
Noble Group Ltd.:
8.50%, 5/30/13 (e)	8,530,000	7,975,550
6.625%, 3/17/15 (e)	32,110,000	27,293,500
Ohana Military Communities LLC:
5.462%, 10/1/26 (e)	17,500,000	15,280,475
5.88%, 10/1/51 (e)	20,000,000	14,988,400
6.00%, 10/1/51 (e)	31,930,000	24,318,846
6.15%, 10/1/51 (e)	10,000,000	8,017,100
OPTI Canada, Inc.:
7.875%, 12/15/14	2,650,000	1,722,500
8.25%, 12/15/14	5,887,000	3,900,138
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(g)(r)*	19,550,000	195,500
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	5,080,000	3,644,900
Pacific Pilot Funding Ltd., 1.857%, 10/20/16 (e)(r)	6,103,498	4,501,128
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	3,250,000	3,088,944
Pepco Holdings, Inc., 1.293%, 6/1/10 (r)	5,000,000	4,735,509
Pioneer Natural Resources Co.:
5.875%, 7/15/16	12,285,000	10,533,180
6.65%, 3/15/17	28,245,000	24,650,447
7.20%, 1/15/28	10,012,000	7,796,735
Plains All American Pipeline LP, 4.75%, 8/15/09	750,000	751,091
PPF Funding, Inc., 5.35%, 4/15/12 (e)	3,000,000	2,288,976
Preferred Term Securities IX Ltd., 1.976%, 4/3/33 (e)(r)	742,071	296,828
Prime Property Fund, Inc., 5.50%, 1/15/14 (e)	500,000	359,261
ProLogis, 0.909%, 8/24/09 (b)(r)	81,750,000	80,932,500
Public Steers Trust, 6.646%, 11/15/18 (b)	4,000,846	2,127,290
Puget Sound Energy, Inc., 7.02%, 12/1/27	571,000	559,739
R.H. Donnelley Corp., 6.875%, 1/15/13 (h)	375,000	19,219
Rabobank Nederland NV, 11.00% to 6/30/19, floating rate thereafter to 12/29/49 (e)(r)	3,530,000	3,927,721
Rockies Express Pipeline LLC, 4.50%, 8/20/09 (e)(r)	5,930,000	5,914,075
Roper Industries, Inc., 6.625%, 8/15/13	13,830,000	14,067,985
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (r)	61,910,000	24,764,000
Santander Issuances SA Unipersonal, 0.969%, 6/20/16 (e)(r)	25,000,000	20,867,375
Skyway Concession Co. LLC, 0.878%, 6/30/17 (b)(e)(r)	10,140,000	8,209,547
SLM Corp., 1.232%, 7/27/09 (r)	19,475,000	19,401,583
Sovereign Bank, 2.738%, 8/1/13 (r)	22,215,000	16,661,916
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	26,500,000	3,875,095
State Street Bank and Trust Co., 0.829%, 9/15/11 (r)	8,795,000	8,768,435
Sterling Equipment, Inc., 6.125%, 9/28/19	283,325	309,153
SunTrust Bank, 0.863%, 5/21/12 (b)(r)	32,780,000	30,284,596
Svenska Handelsbanken AB, 4.875%, 6/10/14 (e)	1,850,000	1,837,722

	PRINCIPAL
	AMOUNT	VALUE

TEPPCO Partners LP, 7.00% to 6/1/17, floating rate thereafter to 6/1/67 (r)	21,580,000	16,198,142
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*	8,559,893	74,899
STEP, 0.00% to 10/15/28, 7.697% thereafter to 10/1/97 (b)(r)	15,000,000	648,450
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	12,295,000	252,416
7.697%, 10/15/97 (b)(e)(r)	11,001,000	1,842,007
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/11 (e)	7,600,000	6,828,129
2/15/28 (b)(e)	16,737,000	3,074,252
2/15/29 (b)(e)	12,600,000	2,114,154
2/15/43 (b)(e)	196,950,000	28,402,161
2/15/45 (b)(e)	618,495,685	78,598,432
Travelers Insurance Company Ltd., 1.381%, 12/8/11 (b)	3,250,000	3,017,885
Tyler Enterprises LLC VRDN, 0.75%, 10/3/22 (r)	1,500,000	1,500,000
United Parcel Services, Inc., 0.07%, 3/27/50 (r)	2,030,000	1,940,813
UnitedHealth Group, Inc., 0.789%, 6/21/10 (r)	32,550,000	32,242,793
Verizon Wireless Capital LLC, 3.316%, 5/20/11 (e)(r)	33,500,000	34,069,134
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	59,308,000	35,584,800
Wachovia Corp., 7.574%, 8/1/26 (r)	3,675,000	3,718,862
Wells Fargo Bank:
6.584%, 9/1/27 (e)	6,080,000	6,264,528
6.734%, 9/1/47 (e)	37,970,000	39,489,180
Western Refining, Inc.:
10.75%, 6/15/14 (e)(r)	2,000,000	1,795,000
11.25%, 6/15/17 (e)	7,100,000	6,301,250
Weyerhaeuser Co., 1.61%, 9/24/09 (r)	36,390,000	35,960,900
Whitney National Bank, 5.875%, 4/1/17	1,500,000	1,247,583
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (b)(e)	15,288,000	13,147,680
Xerox Corp., 1.363%, 12/18/09 (r)	3,250,000	3,219,191
Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (e)	350,000	313,655
Xstrata Finance Dubai Ltd., 1.27%, 11/13/09 (b)(e)(r)	18,275,000	18,092,250
Yara International ASA, 7.875%, 6/11/19 (e)	5,530,000	5,801,960
Zehnder’s of Frankenmuth, Inc. VRDN, 0.90%, 11/1/44 (r)	1,500,000	1,500,000

Total Corporate Bonds (Cost $2,908,389,951)		2,313,465,880

TAXABLE MUNICIPAL OBLIGATIONS - 7.7%
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon:
10/1/09	5,155,000	5,087,727
10/1/10	16,230,000	15,141,778
Anaheim California Redevelopment Agency Tax Allocation Bonds:
5.759%, 2/1/18	1,795,000	1,728,944
6.506%, 2/1/31	3,875,000	3,755,611
Azusa California Redevelopment Agency Tax Allocation Bonds, 5.765%, 8/1/17	3,760,000	3,648,290

	PRINCIPAL
	AMOUNT	VALUE

Baltimore Maryland General Revenue Bonds:
5.05%, 7/1/14	1,520,000	1,592,139
5.07%, 7/1/15	1,340,000	1,387,985
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Bonds, 5.10%, 10/1/15	1,290,000	1,296,489
Brownsville Texas Utility System Revenue Bonds, 5.084%, 9/1/16	2,000,000	2,027,000
Burlingame California PO Revenue Bonds, 5.285%, 6/1/12	1,775,000	1,878,997
California Statewide Communities Development Authority Revenue Bonds:
5.61%, 8/1/14	2,270,000	2,404,044
Zero Coupon, 6/1/15	3,425,000	2,273,481
Zero Coupon, 6/1/15	1,205,000	799,867
Zero Coupon, 6/1/16	2,620,000	1,603,073
Zero Coupon, 6/1/17	1,835,000	1,033,270
Zero Coupon, 6/1/17	2,710,000	1,525,974
Zero Coupon, 6/1/18	2,810,000	1,448,386
Zero Coupon, 6/1/19	1,975,000	929,771
College Park Georgia Revenue Bonds:
5.631%, 1/1/11	4,965,000	5,049,306
5.658%, 1/1/12	2,500,000	2,534,725
5.688%, 1/1/13	5,540,000	5,499,835
Colorado State Housing and Finance Authority Revenue VRDN:
0.27%, 10/15/16 (r)	6,600,000	6,600,000
0.27%, 10/15/16 (r)	2,000,000	2,000,000
Detroit Michigan GO Bonds, 5.15%, 4/1/25	14,605,000	7,588,466
Eugene Oregon Electric Utilities Revenue Bonds, Zero Coupon, 8/1/25	1,500,000	457,485
Fairfield California PO Revenue Bonds, 5.34%, 6/1/25	1,960,000	1,643,891
Florida State First Governmental Financing Commission Revenue Bonds:
5.05%, 7/1/14	285,000	288,842
5.10%, 7/1/15	300,000	295,890
Florida State Housing Finance Corp. MFH Revenue VRDN, Series B, 2.50%, 10/15/32 (r)	2,300,000	2,300,000
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	1,250,000	1,139,050
Grant County Washington Public Utility District No. 2 Revenue Bonds:
4.76%, 1/1/13	400,000	410,240
5.48%, 1/1/21	990,000	925,195
Inglewood California Pension Funding Revenue Bonds:
4.79%, 9/1/11	235,000	235,014
4.82%, 9/1/12	250,000	248,700
4.90%, 9/1/13	260,000	250,827
4.94%, 9/1/14	275,000	258,415
4.95%, 9/1/15	285,000	259,701
Iowa Higher Education Loan Authority Revenue VRDN, 0.55%, 10/1/24 (r)	2,700,000	2,700,000
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	2,000,000	2,002,800
La Mesa California COPs, 6.32%, 8/1/26	1,305,000	1,245,962
La Verne California Revenue Bonds, 5.62%, 6/1/16	1,000,000	962,920
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.95%, 12/1/25	2,450,000	2,214,359

	PRINCIPAL
	AMOUNT	VALUE

Long Beach California Bond Finance Authority Revenue Bonds:
5.34%, 8/1/35	5,000,000	3,102,550
5.44%, 8/1/40	5,000,000	3,057,250
Metropolitan Washington DC Airport Authority System Revenue Bonds:
5.59%, 10/1/25	2,785,000	2,797,839
5.69%, 10/1/30	2,835,000	2,713,549
Mississippi State Development Bank SO Revenue Bonds, 5.20%, 7/1/09	8,835,000	8,835,795
Mississippi State Home Corp. MFH Revenue VRDN, 0.44%, 8/15/40 (r)	4,360,000	4,360,000
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	4,385,000	3,488,618
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27	1,210,000	981,504
New York City IDA Revenue Bonds, 6.027%, 1/1/46	12,000,000	10,355,040
New York City New York Housing Development Corp. MFH Revenue VRDN:
0.43%, 12/1/35 (r)	3,700,000	3,700,000
0.37%, 11/15/37 (r)	2,900,000	2,900,000
New York State Housing Finance Agency Revenue VRDN, 0.35%, 5/15/33 (r)	3,800,000	3,800,000
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	1,150,000	1,150,092
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,925,000	1,889,830
5.653%, 9/1/21	19,635,000	18,548,595
Oceanside California PO Revenue Bonds:
4.95%, 8/15/16	2,215,000	1,932,145
5.14%, 8/15/18	2,760,000	2,387,566
5.20%, 8/15/19	3,070,000	2,667,216
5.25%, 8/15/20	3,395,000	2,914,811
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	3,375,000	1,343,250
Pittsburgh Pennsylvania GO Bonds, 5.54%, 9/1/09	19,670,000	19,687,506
Pomona California Public Financing Authority Revenue Bonds, 5.718%, 2/1/27	6,015,000	5,203,276
Rhode Island Student Loan Authority Revenue VRDN, 0.55%, 6/1/48 (r)	2,500,000	2,500,000
Rio Rancho New Mexico Event Center Revenue Bonds, 5.00%, 6/1/20	3,260,000	3,003,862
Riverside California Public Financing Authority Tax Allocation Bonds:
5.19%, 8/1/17	1,690,000	1,510,269
5.24%, 8/1/17	2,570,000	2,086,866
Sacramento City California Financing Authority Tax Allocation Bonds, 5.54%, 12/1/20	21,940,000	17,373,628
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	5,430,000	5,038,660
San Diego California Redevelopment Agency Tax Allocation Bonds, 6.00%, 9/1/21	2,515,000	2,322,577
San Jose California Redevelopment Agency Tax Allocation Bonds:
4.54%, 8/1/12	3,105,000	3,074,695
5.10%, 8/1/20	3,960,000	3,336,062
5.46%, 8/1/35	5,300,000	3,953,694

	PRINCIPAL
	AMOUNT	VALUE

Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.60%, 9/1/25	815,000	709,767
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,265,000	1,180,473
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	5,660,000	6,020,655
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds:
5.00%, 12/1/12	675,000	672,941
5.00%, 12/1/13	710,000	684,461
5.00%, 12/1/14	745,000	698,438
5.125%, 12/1/15	785,000	716,399
5.125%, 12/1/16	830,000	738,949
5.25%, 12/1/21	5,070,000	4,364,205
5.375%, 12/1/21	4,880,000	4,250,870
University of Central Florida COPs, 5.125%, 10/1/20	3,750,000	2,935,125
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	11,735,000	8,950,402
5.442%, 7/1/50	3,990,000	3,066,036
Virginia State Housing Development Authority Revenue Bonds, 6.32%, 8/1/19	1,500,000	1,652,175
West Contra Costa California Unified School District COPs:
5.03%, 1/1/20	3,190,000	2,760,211
5.15%, 1/1/24	3,630,000	2,927,668
Wilkes-Barre Pennsylvania GO Bonds, 5.28%, 11/15/19	2,025,000	1,800,164

Total Taxable Municipal Obligations (Cost $326,869,860)		292,820,133

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Central American Bank For Economic Integration AID Bonds, Guaranteed by the United States Agency of International Development, 6.79%, 10/1/10	1,369,552	1,421,211
Overseas Private Investment Corp., 4.05%, 11/15/14	1,618,400	1,696,326
Vessel Management Services, Inc., 5.125%, 4/16/35 (b)	31,900,000	31,900,000

Total U.S. Government Agencies and Instrumentalities (Cost $34,906,219)		35,017,537

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Ginnie Mae, 11.00%, 10/15/15	474	515
Government National Mortgage Association, 5.50%, 1/16/32	10,951,175	1,327,361

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,397,591)		1,327,876

	PRINCIPAL
	AMOUNT	VALUE

U.S. TREASURY - 10.5%
United States Treasury Bonds:
4.375%, 2/15/38	1,460,000	1,474,144
4.50%, 5/15/38	5,245,000	5,413,824
3.50%, 2/15/39	14,270,000	12,336,862
4.25%, 5/15/39	153,895,000	152,283,901
United States Treasury Notes:
0.875%, 5/31/11	61,000,000	60,780,781
1.125%, 6/30/11	68,000,000	67,999,999
2.25%, 5/31/14	28,480,000	28,097,300
2.625%, 6/30/14	12,675,000	12,714,609
3.25%, 5/31/16	10,260,000	10,301,681
3.125%, 5/15/19	52,234,000	50,511,910

Total U.S. Treasury (Cost $393,115,624)		401,915,011

CERTIFICATES OF DEPOSIT - 1.1%
Deutsche Bank, 1.213%, 6/18/10 (r)	44,850,000	44,258,653

Total Certificates of Deposit (Cost $44,850,000)		44,258,653

	SHARES

EQUITY SECURITIES - 0.8%
Avado Brands, Inc. (b)*	4,803	48
Conseco, Inc.*	1,204,755	2,855,269
Double Eagle Petroleum Co., Preferred	105,000	2,157,750
First Republic Preferred Capital Corp., Preferred (e)	6,050	3,097,600
Ford Motor Co.*	473,761	2,875,729
Intermet Corp. (b)*	4,772	48
ION Media Networks, Inc., Series B, Preferred (b)*	2	1
MFH Financial Trust I, Preferred (b)(e)	400,000	6,000,000
Woodbourne Capital:
Trust I, Preferred (b)(e)	6,450,000	3,418,500
Trust II, Preferred (b)(e)	6,450,000	3,418,500
Trust III, Preferred (b)(e)	6,450,000	3,418,500
Trust IV, Preferred (b)(e)	6,450,000	3,418,500

Total Equity Securities (Cost $100,339,056)		30,660,445

TIME DEPOSIT - 10.2%
State Street Corp. Time Deposit, 0.01%, 7/1/09	388,525,000	388,525,000

Total Time Deposit (Cost $388,525,000)		388,525,000

	SHARES	VALUE

TOTAL INVESTMENTS (Cost $4,558,099,923) - 99.9%		3,814,878,743
Other assets and liabilities, net - 0.1%		4,555,364

NET ASSETS - 100%		$3,819,434,107

			UNDERLYING
			FACE	UNREALIZED
	# OF	EXPIRATION	AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
10 Year U.S. Treasury Notes	4,357	9/09	$506,569,328	$8,020,199
30 Year U.S. Treasury Bonds	163	9/09	19,292,578	732,037

Total Purchased				$8,752,236

Sold:
2 Year U.S. Treasury Notes	12,094	9/09	$2,614,949,563	$3,768,991
5 Year U.S. Treasury Notes	1,627	9/09	186,647,406	1,621,066

Total Sold				$5,390,057

(b)	This security was valued by the Board of Trustees. See Note A.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Idearc, Inc. filed for Chapter 11 bankruptcy on March 31, 2009. This security is no longer accruing interest and $5,533 of interest was written off during the period.

(g)	Orkney Re II plc is in default and no longer accruing interest. During the period, $238,363 of interest was written off.

(h)	R.H.Donnelley filed for Chapter 11 bankruptcy on May 28, 2009. This security is no longer accruing interest and $9,740 of interest was written off during the period.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s)	During the period, $1,408,307 of deferred, past due interest was written off.

(t)	This security is no longer accruing interest.

(v)	Glitnir Banki HF Bonds due 10/15/08 are in default for principal and interest. During the period, $213,083 of interest was written off.

(w)	Security is in default and is no longer accruing interest.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y)	The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(z)	Effective May 27, 2009, this security is no longer accruing interest.

(aa)	Glitnir Banki HF Bonds due 4/20/2010 are in default for interest. During the period, $286,314 of interest was written off.

(bb)	Glitnir Banki HF Bonds due 10/15/2010 are in default for interest. During the period, $137,750 of interest was written off.

(cc)	Glitnir Banki HF Bonds due 1/21/2011 are in default for interest. During the period, $252,508 of interest was written off.

(ee)	Glitnir Banki HF Bonds due 9/25/2012 are in default for interest. During the period, $1,488 of interest was written off.

(ff)	Glitnir Banki HF Bonds due 6/15/2016 are in default for interest. During the period, $178,034 of interest was written off.

(gg)	Kaupthing Bank HF Bonds due 1/15/2010 are in default for interest. During the period, $325,210 of interest was written off.

(hh)	Kaupthing Bank HF Bonds due 10/4/2011 are in default for interest. During the period, $2,675 of interest was written off.

(ii)	General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest and $135,573 of interest was written off during the period.

(jj)	General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest and $100,528 of interest was written off during the period.

(kk)	General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest and $156,979 of interest was written off during the period.

(ll)	General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest and $268,661 of interest was written off during the period.

(mm)	General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest and $55,181 of interest was written off during the period.

(nn)	General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest and $111,550 of interest was written off during the period.

*	Non-income producing security.
Abbreviations:

COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
SO: Special Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	PRINCIPAL
	AMOUNT	VALUE

FDIC GUARANTEED CORPORATE BONDS - 31.8%
Bank of America Corp., 1.339%, 4/30/12 (r)	$30,000	$30,363
Citibank, 0.601%, 7/12/11 (r)	25,000	25,000
Citigroup Funding, Inc., 1.369%, 4/30/12 (r)	30,000	30,371
General Electric Capital Corp., 0.929%, 6/8/12 (r)	20,000	20,019
GMAC LLC, 0.629%, 12/19/12 (r)	40,000	40,150
Goldman Sachs Group, Inc.:
1.206%, 11/9/11 (r)	30,000	30,307
0.829%, 3/15/12 (r)	80,000	80,734
JPMorgan Chase & Co.:
1.362%, 4/1/11 (r)	15,000	15,086
0.859%, 6/15/12 (r)	30,000	30,336
0.854%, 12/26/12 (r)	50,000	50,489
MetLife, Inc., 0.921%, 6/29/12 (r)	50,000	50,195
Morgan Stanley, 1.236%, 2/10/12 (r)	30,000	30,293
PNC Funding Corp., 1.42%, 4/1/12 (r)	30,000	30,262
State Street Bank and Trust Co., 0.829%, 9/15/11 (r)	35,000	34,894
Wells Fargo & Co., 0.849%, 6/15/12 (r)	30,000	30,286

Total FDIC Guaranteed Corporate Bonds (Cost $525,006)		528,785

COPORATE BONDS - 3.6%
BAE Systems Asset Trust, 6.664%, 9/15/13 (b)(e)	12,614	12,921
BankBoston Capital Trust III, 1.379%, 6/15/27 (r)	50,000	25,838
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (b)(e)	166,110	21,109

Total Corporate Bonds (Cost $43,752)		59,868

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49	30,000	27,440

Total Commercial Mortgage-Backed Securities (Cost $22,205)		27,440

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 16.8%
Fannie Mae, 1.75%, 3/23/11	100,000	100,877
Federal Home Loan Bank, 5.00%, 11/17/17	60,000	64,396

	PRINCIPAL
	AMOUNT	VALUE

Private Export Funding Corp.:
4.90%, 12/15/11	30,000	32,313
4.55%, 5/15/15	30,000	31,936
Vessel Management Services, Inc., 5.125%, 4/16/35 (b)	50,000	50,000

Total U.S. Government Agencies and Instrumentalities (Cost $277,563)		279,522

MUNICIPAL OBLIGATIONS - 12.0%
Sarasota-Manatee Airport Authority Revenue VRDN, 0.90%, 8/1/14 (r)	200,000	200,000

Total Municipal Obligations (Cost $200,000)		200,000

U.S. TREASURY - 7.9%
United States Treasury Bonds, 3.50%, 2/15/39	130,000	112,389
United States Treasury Notes, 3.125%, 5/15/19	20,000	19,341

Total U.S. Treasury (Cost $142,905)		131,730

TIME DEPOSIT - 27.3%
State Street Corp. Time Deposit, 0.01%, 7/1/09	454,000	454,000

Total Time Deposit (Cost $454,000)		454,000

TOTAL INVESTMENTS (Cost $1,665,431) - 101.1%		1,681,345
Other assets and liabilities, net - (1.1%)		(17,627)

NET ASSETS - 100%		$1,663,718

			UNDERLYING	UNREALIZED
	# OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
10 Year U.S. Treasury Notes	1	9/09	$116,266	$2,342
30 Year U.S. Treasury Bonds	2	9/09	236,719	2,245

Total Purchased				$4,587

Sold:
2 Year U.S. Treasury Notes	5	9/09	$1,081,094	$879
5 Year U.S. Treasury Notes	1	9/09	114,719	1,743

Total Sold				$2,622

(b)	This security was valued by the Board of Trustees. See Note A.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

LLC: Limited Liability Corporation
LP: Limited Partnership
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	PRINCIPAL
	AMOUNT	VALUE

ASSET-BACKED SECURITIES - 1.5%
AmeriCredit Automobile Receivables Trust:
4.87%, 12/6/10	$1,536	$1,537
5.20%, 3/6/11	30,593	30,406
5.21%, 10/6/11	25,759	25,223
0.968%, 7/6/12 (r)	153,699	150,581
Capital Auto Receivables Asset Trust:
0.379%, 7/15/10 (r)	89,839	88,405
5.00%, 4/15/11	123,430	125,146
1.019%, 11/15/11 (r)	150,000	148,719
Household Automotive Trust, 4.55%, 7/17/12	183,207	185,507
Hyundai Auto Receivables Trust, 4.18%, 2/15/12	119,673	119,821

Total Asset-Backed Securities (Cost $837,459)		875,345

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 3.0%
American Home Mortgage Assets:
2.399%, 9/25/46 (r)	130,588	49,171
0.504%, 12/25/46 (r)	1,071,874	424,390
0.439%, 3/25/47 (b)(r)	253,196	99,104
Countrywide Home Loan Mortgage Pass Through Trust, 0.654%, 6/25/35 (r)(e)	165,393	94,867
Impac CMB Trust, 0.584%, 5/25/35 (r)	168,876	75,258
MASTR Alternative Loans Trust, 6.25%, 7/25/36	90,416	45,012
Residential Funding Mortgage Securities I, Inc., 5.671%, 2/25/36 (r)	901,246	580,064
Structured Asset Securities Corp.:
5.00%, 6/25/35 (b)	42,576	31,620
5.50%, 6/25/35	1,000,000	365,309

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $1,884,466)		1,764,795

	PRINCIPAL
	AMOUNT	VALUE

CORPORATE BONDS - 48.0%
AgFirst Farm Credit Bank, 8.393% to 12/15/11, floating rate thereafter to 12/15/16 (b)(r)	300,000	270,000
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	4,817	—
American Express Centurion Bank, 0.399%, 7/13/10 (r)	100,000	97,302
Anadarko Petroleum Corp., 6.95%, 6/15/19	500,000	502,703
Anglo American Capital plc, 9.375%, 4/8/19 (e)	600,000	661,302
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19 (e)	200,000	219,434
APL Ltd., 8.00%, 1/15/24	530,000	372,325
ArcelorMittal, 5.375%, 6/1/13	600,000	573,880
Army Hawaii Family Housing, 5.524%, 6/15/50 (e)	100,000	68,283
Asian Development Bank, 6.22%, 8/15/27	30,000	33,319
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	60,000	37,950
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	30,000	300
BAC Capital Trust XV, 1.468%, 6/1/56 (r)	2,500,000	1,262,087
BAE Systems Asset Trust, 6.664%, 9/15/13 (b)(e)	386,837	396,238
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	49,981	45,653
Bear Stearns Co.’s LLC:
0.903%, 9/9/09 (r)	150,000	149,861
7.25%, 2/1/18	300,000	318,164
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	500,000	395,625
BP Capital Markets plc, 1.614%, 3/17/11 (r)	350,000	354,154
Bunge Ltd. Finance Corp., 8.50%, 6/15/19	500,000	523,028
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	85,000	45,050
Camp Pendleton & Quantico Housing LLC, 5.937%, 10/1/43 (e)	50,000	40,151
Capital One Bank, 8.80%, 7/15/19	500,000	508,459
Cargill, Inc., 2.352%, 1/21/11 (e)(r)	70,000	69,868
Caterpillar Financial Services Corp., 5.85%, 9/1/17	250,000	252,024
CC Holdings GS V LLC, 7.75%, 5/1/17 (e)	300,000	292,500
Chase Capital II, 1.528%, 2/1/27 (r)	500,000	285,609
Chase Capital VI, 1.653%, 8/1/28 (r)	500,000	280,078
Chevron Phillips Chemical Co. LLC, 8.25%, 6/15/19 (e)	200,000	204,410
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (b)(r)	55,000	20,861
Citigroup Funding, Inc., 0.73%, 7/12/12 (r)	500,000	500,005
Citigroup, Inc., 8.50%, 5/22/19	300,000	304,893
Comcast Corp., 1.439%, 7/14/09 (r)	1,000,000	1,000,009
Compass Bancshares, Inc., 1.749%, 10/9/09 (e)(r)	100,000	99,899
Consumers Energy Co., 4.40%, 8/15/09	500,000	501,339
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	820,000	492,000
Dexia Credit Local, 1.263%, 9/23/11 (e)(r)	300,000	300,011
Dominion Resources, Inc.:

	PRINCIPAL
	AMOUNT	VALUE

1.664%, 6/17/10 (r)	80,000	79,568
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (b)(r)	500,000	355,000
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	340,000	250,750
FMG Finance Pty Ltd., 10.00%, 9/1/13 (e)	300,000	293,250
Fort Knox Military Housing, 5.915%, 2/15/52 (e)	130,000	92,115
General Motors Corp.:
8.25%, 7/15/23 (k)	200,000	25,000
7.40%, 9/1/25 (m)	200,000	24,500
8.375%, 7/15/33 (n)	1,000,000	130,000
Glitnir Banki HF:
3.046%, 4/20/10 (a)(e)(r)(y)	75,000	12,188
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(f)(r)(y)	150,000	1,500
Great River Energy, 6.254%, 7/1/38 (b)(e)	100,000	87,850
Hospira, Inc., 1.078%, 3/30/10 (r)	250,000	247,564
Ingersoll-Rand Global Holding Co. Ltd., 2.42%, 8/13/10 (b)(r)	200,000	196,000
Irwin Land LLC:
5.03%, 12/15/25 (e)	758,000	569,607
5.40%, 12/15/47 (e)	125,000	79,914
John Deere Capital Corp., 1.412%, 10/16/09 (r)	950,000	950,246
JPMorgan Chase & Co.:
1.601%, 1/22/10 (r)	50,000	50,061
0.854%, 12/26/12 (r)	500,000	504,894
JPMorgan Chase Capital XXIII, 1.883%, 5/15/47 (r)	500,000	254,947
Koninklijke Philips Electronics NV, 1.798%, 3/11/11 (r)	300,000	300,783
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	600,000	453,000
Leucadia National Corp., 7.125%, 3/15/17	500,000	408,378
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	100,000	84,671
Lloyds Banking Group plc, 6.657% to 5/21/37, floating rate thereafter to 5/19/49 (b)(e)(r)	30,000	11,550
Massachusetts Institute of Technology, 7.25%, 11/2/96	25,000	26,170
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	30,000	20,558
MetLife, Inc., 0.921%, 6/29/12 (r)	300,000	301,169
Metropolitan Life Global Funding I, 1.731%, 4/14/11 (e)(r)	190,000	189,342
Monumental Global Funding III, 1.283%, 8/17/09 (e)(r)	450,000	450,197
National Fuel Gas Co.:
6.50%, 4/15/18	100,000	97,880
8.75%, 5/1/19	250,000	282,083
NationsBank Cap Trust III, 1.681%, 1/15/27 (r)	65,000	34,478
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	390,000	386,224
6.59%, 7/7/38	30,000	24,554
Noble Group Ltd.:
8.50%, 5/30/13 (e)	300,000	280,500
6.625%, 3/17/15 (e)	160,000	136,000

	PRINCIPAL
	AMOUNT	VALUE

Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	70,000	62,227
6.00%, 10/1/51 (e)	1,250,000	952,037
OPTI Canada, Inc., 7.875%, 12/15/14	100,000	65,000
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	150,000	107,625
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	40,000	27,126
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	50,000	47,522
Pioneer Natural Resources Co.:
5.875%, 7/15/16	100,000	85,740
6.65%, 3/15/17	200,000	174,547
7.20%, 1/15/28	100,000	77,874
PPL Montana LLC, 8.903%, 7/2/20	22,769	21,552
ProLogis, 0.909%, 8/24/09 (b)(r)	150,000	148,500
Puget Sound Energy, Inc., 7.02%, 12/1/27	25,000	24,507
Rabobank Nederland NV, 11.00% to 6/30/19, floating rate thereafter to 6/29/49 (e)(r)	300,000	333,801
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	25,000	21,077
Rochester Gas & Electric Corp., 6.375%, 9/1/33 (b)	10,000	10,110
Rockies Express Pipeline LLC, 4.50%, 8/20/09 (e)(r)	500,000	498,657
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (r)	650,000	260,000
SABMiller plc, 1.508%, 7/1/09 (e)(r)	60,000	59,994
Skyway Concession Co. LLC, 0.878%, 6/30/17 (b)(e)(r)	100,000	80,962
SouthTrust Bank, 6.565%, 12/15/27	120,000	108,117
Sovereign Bank, 2.738%, 8/1/13 (r)	300,000	225,009
SunTrust Bank, 0.951%, 8/24/15 (b)(r)	500,000	360,000
TEPPCO Partners LP, 7.00% to 6/1/17, floating rate thereafter to 6/1/67 (r)	612,000	459,373
Time Warner Cable, Inc., 8.25%, 4/1/19	300,000	340,334
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/28 (b)(e)	135,000	24,797
2/15/31 (b)(e)	196,000	27,416
2/15/43 (b)(e)	1,950,000	281,209
2/15/45 (b)(e)	8,152,983	1,036,081
Verizon Wireless Capital LLC, 3.316%, 5/20/11 (e)(r)	500,000	508,495
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	400,000	240,000
Wachovia Corp., 7.574%, 8/1/26 (r)	400,000	404,774
Wells Fargo Bank:
6.584%, 9/1/27 (e)	100,000	103,035
6.734%, 9/1/47 (e)	100,000	104,001
Western Refining, Inc., 11.25%, 6/15/17 (e)	400,000	355,000
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (b)(e)	497,000	427,420
Xerox Corp., 1.363%, 12/18/09 (r)	400,000	396,208
Xstrata Finance Dubai Ltd., 1.27%, 11/13/09 (b)(e)(r)	200,000	198,000
Yara International ASA, 7.875%, 6/11/19 (e)	500,000	524,590

Total Corporate Bonds (Cost $27,685,374)		28,353,982

	PRINCIPAL
	AMOUNT	VALUE

TAXABLE MUNICIPAL OBLIGATIONS - 2.8%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.47%, 3/1/18	30,000	30,183
Anaheim California Redevelopment Agency Tax Allocation Bonds, 6.506%, 2/1/31	125,000	121,149
California Statewide Communities Development Authority Revenue Bonds, 5.61%, 8/1/14	30,000	31,772
Camarillo California Community Development Commission Tax Allocation Bonds, 5.78%, 9/1/26	30,000	21,345
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/24	25,000	7,503
East Lansing Michigan GO Bonds, 5.00%, 4/1/14	85,000	87,797
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	10,000	10,084
Fairfield California PO Revenue Bonds:
5.22%, 6/1/20	15,000	13,385
5.34%, 6/1/25	15,000	12,581
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	25,000	23,698
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	25,000	22,781
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.48%, 1/1/21	10,000	9,345
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	15,000	14,720
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	70,000	65,299
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon, 12/1/21	180,000	72,785
Kern County California PO Revenue Bonds, Zero Coupon, 8/15/20	125,000	48,494
La Mesa California COPs, 6.32%, 8/1/26	30,000	28,643
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.95%, 12/1/25	50,000	45,191
Leland Stanford Jr. University California Revenue Bonds, 6.875%, 2/1/24	100,000	116,685
Linden New Jersey GO Bonds, 5.63%, 4/1/21	60,000	52,796
Metropolitan Washington DC Airport Authority System Revenue Bonds, 5.69%, 10/1/30	15,000	14,357
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	50,000	39,779
Nashville & Davidson County Tennessee Water & Sewage Revenue Bonds, 4.74%, 1/1/15	80,000	80,926
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27	50,000	40,558
New York City IDA Revenue Bonds, 6.027%, 1/1/46	30,000	25,888
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	49,470
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	30,000	25,439
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/14	95,000	67,833
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	100,000	54,745
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/16	25,000	16,996
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	25,000	8,853
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/27	250,000	58,632
8/1/28	175,000	37,810

	PRINCIPAL
	AMOUNT	VALUE

San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	40,000	37,117
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	15,000	12,637
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.50%, 9/1/20	40,000	36,498
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	40,000	39,555
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	40,000	38,698
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds, 5.25%, 12/1/21	50,000	43,039
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	15,000	11,441
5.442%, 7/1/50	10,000	7,684
West Contra Costa California Unified School District COPs, 5.03%, 1/1/20	15,000	12,979
West Covina California Public Financing Authority Lease Revenue Bonds, 6.05%, 6/1/26	40,000	33,423

Total Taxable Municipal Obligations (Cost $1,817,994)		1,630,593

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.0%
Federal Home Loan Bank, 5.00%, 11/17/17	400,000	429,309
New Valley Generation V, 4.929%, 1/15/21	37,017	36,131
Vessel Management Services, Inc., 5.125%, 4/16/35 (b)	750,000	750,000

Total U.S. Government Agencies And Instrumentalities (Cost $1,206,659)		1,215,440

U.S. TREASURY - 13.3%
United States Treasury Bonds:
4.50%, 5/15/38	840,000	867,038
3.50%, 2/15/39	710,000	613,817
4.25%, 5/15/39	270,000	267,173
United States Treasury Notes:
3.25%, 5/31/16	340,000	341,381
3.125%, 5/15/19	5,965,500	5,768,825

Total U.S. Treasury (Cost $7,780,898)		7,858,234

SOVEREIGN GOVERNMENT BONDS - 0.5%
Province of Ontario Canada, 1.166%, 5/22/12 (r)	300,000	302,211

Total Sovereign Government Bonds (Cost $300,000)		302,211

	PRINCIPAL
	AMOUNT	VALUE

TIME DEPOSIT - 28.8%
State Street Corp. Time Deposit, 0.01%, 7/1/09	17,052,000	17,052,000

Total Time Deposit (Cost $17,052,000)		17,052,000

EQUITY SECURITIES - 0.0%	SHARES

Conseco, Inc.*	1,712	4,058

Total Equity Securities (Cost $30,994)		4,058

TOTAL INVESTMENTS (Cost $58,595,844) - 99.9%		59,056,658
Other assets and liabilities, net - 0.1%		31,705

NET ASSETS - 100%		$59,088,363

			UNDERLYING	UNREALIZED
	# OF		FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	EXPIRATION DATE	AT VALUE	(DEPRECIATION)

Purchased:
10 Year U.S. Treasury Notes	109	9/09	$12,672,953	$168,176
30 Year U.S. Treasury Bonds	63	9/09	7,456,641	70,704

Total Purchased				$238,880

Sold:
2 Year U.S. Treasury Notes	120	9/09	$25,946,250	$83,596
5 Year U.S. Treasury Notes	8	9/09	917,750	1,113

Total Sold				$84,709

(a)	Glitnir Banki HF Bonds due 4/20/10 are in default for interest. During the period, $508 of interest was written off.

(b)	This security was valued by the Board of Trustees. See Note A.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Glitnir Banki HF Bonds due 6/15/16 are in default for interest. During the period, $3,179 of interest was written off.

(k)	General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest and $6,279 of interest was written off during the period.

(m)	General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest and $3,741 of interest was written off during the period.

(n)	General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest and $31,872 of interest was written off during the period.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y)	The government of Iceland took control of Glitnir Bank HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

*	Non-income producing security.
Abbreviations:

COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT NEW VISION SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	SHARES	VALUE

EQUITY SECURITIES - 94.7%
Airlines - 2.1%
Airtran Holdings, Inc.*	115,000	$711,850
Hawaiian Holdings, Inc.*	140,800	847,616

		1,559,466

Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc.*	39,400	1,620,128
Onyx Pharmaceuticals, Inc.*	24,400	689,544

		2,309,672

Capital Markets - 0.1%
American Capital Ltd.	21,400	68,694

Chemicals - 3.6%
Calgon Carbon Corp.*	192,900	2,679,381

	SHARES	VALUE

Commercial Banks - 2.8%
Great Southern Bancorp, Inc.	32,600	669,930
Park National Corp.	11,700	660,816
Westamerica Bancorporation	14,700	729,267

		2,060,013

Communications Equipment - 3.6%
Tekelec*	159,900	2,691,117

Construction & Engineering - 2.4%
EMCOR Group, Inc.*	40,000	804,800
Tutor Perini Corp.*	57,100	991,256

		1,796,056

Consumer Finance - 1.2%
Nelnet, Inc.*	68,600	932,274

Diversified Consumer Services - 4.4%
Regis Corp.	36,000	626,760
Strayer Education, Inc.	12,100	2,639,131

		3,265,891

Electric Utilities - 0.7%
IDACORP, Inc.	20,400	533,256

Electrical Equipment - 1.8%
Woodward Governor Co.	69,600	1,378,080

Electronic Equipment & Instruments - 2.2%
SYNNEX Corp.*	66,700	1,666,833

Energy Equipment & Services - 2.4%
Hornbeck Offshore Services, Inc.*	84,700	1,811,733

Food Products - 3.6%
American Italian Pasta Co.*	28,900	842,146
Flowers Foods, Inc.	52,050	1,136,772
TreeHouse Foods, Inc.*	25,500	733,635

		2,712,553

Gas Utilities - 1.7%
WGL Holdings, Inc.	40,600	1,300,012

	SHARES	VALUE

Health Care Equipment & Supplies - 4.1%
Gen-Probe, Inc.*	18,200	782,236
Greatbatch, Inc.*	29,800	673,778
ICU Medical, Inc.*	19,500	802,425
Thoratec Corp.*	28,900	773,942

		3,032,381

Health Care Providers & Services - 6.2%
Amedisys, Inc.*	63,067	2,082,472
AMERIGROUP Corp.*	42,385	1,138,037
Odyssey HealthCare, Inc.*	71,300	732,964
RehabCare Group, Inc.*	26,800	641,324

		4,594,797

Hotels, Restaurants & Leisure - 1.4%
Panera Bread Co.*	21,400	1,067,004

Insurance - 7.7%
American Financial Group, Inc.	42,500	917,150
Amerisafe, Inc.*	74,900	1,165,444
Arthur J. Gallagher & Co.	34,500	736,230
HCC Insurance Holdings, Inc.	50,175	1,204,702
Horace Mann Educators Corp.	34,200	340,974
StanCorp Financial Group, Inc.	22,800	653,904
Tower Group, Inc.	28,200	698,796

		5,717,200

Internet & Catalog Retail - 8.5%
NetFlix, Inc.*	35,200	1,455,168
PetMed Express, Inc.*	88,100	1,324,143
priceline.com, Inc.*	32,012	3,570,938

		6,350,249

Internet Software & Services - 3.3%
Earthlink, Inc.*	221,182	1,638,958
Equinix, Inc.*	10,925	794,685

		2,433,643

IT Services - 0.5%
Sapient Corp.*	56,900	357,901

Leisure Equipment & Products - 1.4%
Polaris Industries, Inc.	32,300	1,037,476

Machinery - 1.3%
Valmont Industries, Inc.	13,400	965,872

	SHARES	VALUE

Media - 1.0%
DreamWorks Animation SKG, Inc.*	26,800	739,412

Oil, Gas & Consumable Fuels - 1.8%
General Maritime Corp.	44,100	436,149
World Fuel Services Corp.	22,600	931,798

		1,367,947

Paper & Forest Products - 1.3%
Glatfelter	106,800	950,520

Professional Services - 3.1%
FTI Consulting, Inc.*	29,300	1,486,096
Watson Wyatt Worldwide, Inc.	21,900	821,907

		2,308,003

Real Estate Investment Trusts - 3.2%
Camden Property Trust	17,900	494,040
First Potomac Realty Trust	12,837	125,161
Hospitality Properties Trust	41,400	492,246
Kilroy Realty Corp.	24,400	501,176
Weingarten Realty Investors	52,000	754,520

		2,367,143

Software - 6.1%
Concur Technologies, Inc.*	15,100	469,308
MICROS Systems, Inc.*	62,630	1,585,792
S1 Corp.*	194,100	1,339,290
SPSS, Inc.*	33,700	1,124,569

		4,518,959

Specialty Retail - 2.2%
Gymboree Corp.*	19,114	678,165
Sally Beauty Holdings, Inc.*	149,200	948,912

		1,627,077

Thrifts & Mortgage Finance - 2.5%
Provident Financial Services, Inc.	116,300	1,058,330
United Financial Bancorp, Inc.	58,900	813,998

		1,872,328

Trading Companies & Distributors - 3.4%
Applied Industrial Technologies, Inc.	95,100	1,873,470
Beacon Roofing Supply, Inc.*	47,600	688,296

		2,561,766

Total Equity Securities (Cost $68,432,665)		70,634,709

	PRINCIPAL
	AMOUNT	VALUE

CERTIFICATES OF DEPOSIT - 0.1%
ShoreBank, 2.13%, 2/11/10 (b)(k)	$100,000	99,820

Total Certificates of Deposit (Cost $100,000)		99,820

HIGH SOCIAL IMPACT INVESTMENTS - 1.5%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/10 (b)(i)(r)	1,151,905	1,147,067

Total High Social Impact Investments (Cost $1,151,905)		1,147,067

TIME DEPOSIT - 2.6%
State Street Corp. Time Deposit, 0.01%, 7/1/09	1,907,000	1,907,000

Total Time Deposit (Cost $1,907,000)		1,907,000

TOTAL INVESTMENTS (Cost $71,591,570) - 98.9%		73,788,596
Other assets and liabilities, net - 1.1%		787,126

NET ASSETS - 100%		$74,575,722

(b)	This security was valued by the Board of Trustees. See Note A.

(i)	Restricted securities represent 1.5% of net assets of the Fund.

*	Non-income producing security.

	ACQUISITION
	DATES	COST

Restricted Securities
Calvert Social Investment Foundation Notes, 3.00%, 7/1/10	7/2/07	$1,151,905
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	PRINCIPAL
	AMOUNT	VALUE

ASSET-BACKED SECURITIES - 7.2%
ACLC Business Loan Receivables Trust, 0.969%, 10/15/21 (e)(r)	$165,024	$157,190
AmeriCredit Automobile Receivables Trust:
4.87%, 12/6/10	127,649	127,701
5.20%, 3/6/11	95,276	94,693
3.43%, 7/6/11	658,518	663,448
5.56%, 9/6/11	190,775	190,575
5.21%, 10/6/11	1,581,891	1,548,949
2.068%, 1/12/12 (r)	4,986,396	4,963,504
0.398%, 5/6/12 (r)	1,255,634	1,211,336
4.63%, 6/6/12	3,081,210	3,129,313
0.968%, 7/6/12 (r)	1,536,986	1,505,806
5.49%, 7/6/12	384,247	386,684
5.02%, 11/6/12	6,000,000	5,589,070
Americredit Prime Automobile Receivable, 5.27%, 11/8/11	3,025,465	3,054,345
Banc of America Securities Auto Trust, 5.18%, 6/18/10	1,042,705	1,044,049
Capital Auto Receivables Asset Trust:
5.04%, 5/17/10	1,848,459	1,853,696
0.379%, 7/15/10 (r)	4,635,705	4,561,702
0.419%, 2/15/11 (r)	10,370,000	9,692,987
5.00%, 4/15/11	797,776	808,871
4.98%, 5/15/11	2,314,383	2,351,169
1.019%, 11/15/11 (r)	9,055,000	8,977,677
Capital One Auto Finance Trust, 0.359%, 10/15/12 (r)	3,536,198	3,354,486
Captec Franchise Trust, 8.155%, 6/15/13 (e)	1,250,000	1,032,418
Carmax Auto Owner Trust, 1.019%, 4/15/11 (r)	3,356,770	3,354,309
Countrywide Asset-Backed Certificates, 0.764%, 11/25/34 (r)	137,939	93,680
Daimler Chrysler Auto Trust:
4.20%, 7/8/10	816,385	816,516
5.01%, 1/8/11	8,705,975	8,787,529
4.98%, 2/8/11	3,004,142	3,031,270
4.42%, 10/8/11	3,498,000	3,486,494
4.98%, 11/8/11	5,863,915	5,958,538
0.998%, 2/8/12 (r)	500,000	499,313
DB Master Finance LLC, 5.779%, 6/20/31 (e)	4,000,000	3,613,320
Enterprise Mortgage Acceptance Co. LLC, 6.969%, 1/15/27 (e)(r)	9,331,856	4,254,743
First Investors Auto Owner Trust, 4.93%, 2/15/11 (e)	9,555	9,507
FMAC Loan Receivables Trust:
0.00%, 11/15/18 (e)(r)(t)	10,669,244	146,702

	PRINCIPAL
	AMOUNT	VALUE

1.511%, 4/15/19 (e)(r)	14,712,162	468,950
Ford Credit Auto Owner Trust:
0.919%, 7/15/10 (r)	983,952	983,694
5.26%, 10/15/10	827,851	830,661
5.16%, 11/15/10	5,456,354	5,483,954
5.07%, 12/15/10	2,008,747	2,028,097
1.219%, 1/15/11 (r)	601,297	601,766
GS Auto Loan Trust:
5.39%, 12/15/11	8,439,729	8,602,958
4.56%, 11/15/13	1,399,105	1,399,539
Harley-Davidson Motorcycle Trust, 1.244%, 11/15/11 (r)	802,466	800,716
Household Automotive Trust:
5.61%, 8/17/11	1,530,628	1,540,778
5.28%, 9/17/11	1,497,571	1,510,406
4.94%, 11/19/12	2,030,393	2,083,118
Hyundai Auto Receivables Trust, 4.18%, 2/15/12	2,446,646	2,449,670
Triad Auto Receivables Owner Trust:
5.28%, 2/13/12	1,054,947	1,047,159
4.22%, 6/12/12	1,541,663	1,543,721
4.42%, 4/12/13	1,898,063	1,835,363
4.88%, 4/12/13	3,116,499	2,940,420
Wachovia Auto Loan Owner Trust, 5.10%, 7/20/11 (e)	68,190	68,402
Wachovia Auto Owner Trust, 5.38%, 3/20/13	3,205,220	3,169,413
WFS Financial Owner Trust, 4.39%, 5/17/13	98,051	98,055
Whole Auto Loan Trust, 3.26%, 3/15/11	7,871	7,169

Total Asset-Backed Securities (Cost $127,522,276)		129,845,599

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.5%
American Home Mortgage Assets:
3.325%, 5/25/46 (r)(s)	6,462,224	210,022
0.504%, 12/25/46 (r)	8,245,182	3,264,538
Banc of America Mortgage Securities, Inc., 6.25%, 10/25/36	2,642,903	360,189
Bella Vista Mortgage Trust, 0.565%, 5/20/45 (r)	24,401	9,496
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	1,217,422	1,171,673
CS First Boston Mortgage Securities Corp., 4.665%, 12/25/33 (b)(r)	2,775,239	2,077,752
Impac CMB Trust:
0.954%, 9/25/34 (r)	83,636	51,336
1.054%, 11/25/34 (r)	61,913	32,200
0.574%, 4/25/35 (r)	760,780	397,046
0.624%, 4/25/35 (r)	260,541	76,144
0.584%, 5/25/35 (r)	3,444,172	1,534,872
0.634%, 8/25/35 (r)	590,204	234,423
0.564%, 10/25/35 (r)	2,540,919	1,072,143
MASTR Adjustable Rate Mortgages Trust, 0.694%, 11/25/34 (r)	6,284	4,388
MASTR Alternative Loans Trust, 6.25%, 7/25/36	4,701,616	2,340,609

	PRINCIPAL
	AMOUNT	VALUE

Residential Accredit Loans, Inc.:
0.229%, 5/25/19 (r)	65,446,738	331,586
6.00%, 12/25/35	4,479,464	3,314,596
Residential Asset Securitization Trust, 6.25%, 11/25/36	2,001,956	1,147,392
Structured Asset Securities Corp., 5.00%, 6/25/35 (b)	10,644,093	7,905,118
WaMu Mortgage Pass Through Certificates, 2.74%, 4/25/44 (r)	13,524	6,732
Washington Mutual Alternative Mortgage Pass-Through Certificates, 0.824%, 7/25/46 (z)	137,978,262	689,891
Wells Fargo Mortgage Backed Securities Trust, 0.193%, 10/25/36	59,829,683	299,148

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $32,522,473)		26,531,294

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
American Tower Trust, 0.509%, 4/15/37 (e)(r)	1,100,000	856,350
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	3,000,000	2,323,112
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49	7,245,000	6,626,834
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 8/15/12 (r)	4,000,000	3,491,660
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	4,000,000	3,896,010
5.245%, 11/15/36 (e)	2,720,000	2,756,660
5.362%, 11/15/36 (e)	1,000,000	994,334

Total Commercial Mortgage-Backed Securities (Cost $22,012,155)		20,944,960

CORPORATE BONDS - 52.4%
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (b)(r)	4,945,000	4,450,500
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	5,000,000	3,056,810
7.30%, 10/14/49 (b)(e)	1,000,000	835,310
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(r)(x)*	385,345	—
15.36%, 12/1/10 (b)(r)(x)*	259,801	—
American Express Centurion Bank, 0.399%, 7/13/10 (r)	1,840,000	1,790,360
American Honda Finance Corp., 1.359%, 6/20/11 (e)(r)	11,900,000	11,557,265
Anadarko Petroleum Corp.:
7.625%, 3/15/14	8,000,000	8,661,807
5.75%, 6/15/14	2,000,000	2,034,905
Analog Devices, Inc., 5.00%, 7/1/14	5,000,000	5,023,509
Anglo American Capital plc:
9.375%, 4/8/14 (e)	10,000,000	10,903,557
9.375%, 4/8/19 (e)	2,000,000	2,204,339
Anheuser-Busch InBev Worldwide, Inc.:
7.75%, 1/15/19 (e)	2,000,000	2,194,338
6.875%, 11/15/19 (e)	4,000,000	4,044,374
APL Ltd., 8.00%, 1/15/24	150,000	105,375

	PRINCIPAL
	AMOUNT	VALUE

ArcelorMittal:
5.375%, 6/1/13	13,885,000	13,280,537
6.50%, 4/15/14	8,125,000	7,727,139
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	350,000	3,500
AutoZone, Inc., 5.75%, 1/15/15	5,000,000	4,989,914
BAC Capital Trust XV, 1.468%, 6/1/56 (r)	55,790,000	28,164,739
BAE Systems Asset Trust, 6.664%, 9/15/13 (b)(e)	15,198,940	15,568,274
Bank of America Corp., 1.339%, 4/30/12 (r)	18,470,000	18,693,505
BankBoston Capital Trust III, 1.379%, 6/15/27 (r)	1,450,000	749,294
Bear Stearns Co.’s, Inc.:
0.903%, 9/9/09 (r)	4,000,000	3,996,301
0.751%, 2/23/10 (r)	3,425,000	3,421,061
5.30%, 10/30/15	10,000,000	10,016,279
Berkshire Hathaway Finance Corp., 4.00%, 4/15/12 (e)	15,000,000	15,365,664
BP Capital Markets plc, 1.614%, 3/17/11 (r)	4,900,000	4,958,158
C5 Capital SPV Ltd., 6.196% to 12/31/11, floating rate thereafter to 12/31/49 (b)(e)(r)	3,500,000	1,785,000
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	10,650,000	5,644,500
Capital One Bank, 8.80%, 7/15/19	4,000,000	4,067,671
Capital One Financial Corp., 0.93%, 9/10/09 (r)	160,000	159,449
Cardinal Health, Inc., 1.462%, 10/2/09 (r)	1,000,000	995,797
Cargill, Inc.:
2.352%, 1/21/11 (e)(r)	10,000,000	9,981,170
5.60%, 9/15/12 (e)	3,000,000	3,047,714
Caterpillar Financial Services Corp.:
1.199%, 10/9/09 (r)	1,250,000	1,249,893
1.424%, 2/8/10 (r)	4,950,000	4,953,296
5.85%, 9/1/17	7,500,000	7,560,724
Chase Capital II, 1.528%, 2/1/27 (r)	3,282,000	1,874,740
Chase Capital VI, 1.653%, 8/1/28 (r)	1,500,000	840,235
Chevron Phillips Chemical Co. LLC, 7.00%, 6/15/14 (e)	1,000,000	1,002,259
Citibank:
0.601%, 7/12/11 (r)	4,875,000	4,875,033
1.046%, 5/7/12 (r)	5,550,000	5,572,529
Citigroup Funding, Inc.:
1.369%, 4/30/12 (r)	15,000,000	15,185,670
0.648%, 7/12/12 (r)	8,500,000	8,500,094
Citigroup, Inc.:
0.631%, 12/28/09 (r)	4,750,000	4,700,919
0.944%, 5/18/11 (r)	2,900,000	2,741,509
8.50%, 5/22/19	700,000	711,416
Columbia University, 6.83%, 12/15/20	370,968	410,290
Comcast Corp., 1.439%, 7/14/09 (r)	32,500,000	32,500,282
Compass Bancshares, Inc., 1.749%, 10/9/09 (e)(r)	3,000,000	2,996,983
Consumers Energy Co., 4.40%, 8/15/09	18,700,000	18,750,097

	PRINCIPAL
	AMOUNT	VALUE

Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	1,000,000	600,000
CVS Caremark Corp., 6.302% to 6/1/12, floating rate thereafter to 6/1/37 (r)	2,000,000	1,480,000
Deutsche Bank Capital Trust, 3.032%, 12/29/49 (b)(r)	2,600,000	1,664,000
Dexia Credit Local, 1.263%, 9/23/11 (e)(r)	2,400,000	2,400,086
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	984,679
Discover Financial Services, 1.169%, 6/11/10 (r)	7,636,000	7,189,485
Dominion Resources, Inc.:
1.664%, 6/17/10 (r)	10,000,000	9,946,024
8.875%, 1/15/19	2,500,000	3,011,009
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (b)(r)	4,000,000	2,840,000
Enterprise Products Operating LLC:
4.60%, 8/1/12	3,930,000	3,946,834
9.75%, 1/31/14	7,500,000	8,625,567
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	5,000,000	3,687,500
Express Scripts, Inc., 5.25%, 6/15/12	5,000,000	5,160,987
Fifth Third Bank, 2.87%, 8/10/09	54,540	54,066
FMG Finance Pty Ltd.:
4.668%, 9/1/11 (e)(r)	20,600,000	19,673,000
10.00%, 9/1/13 (e)	5,944,000	5,810,260
General Electric Capital Corp., 0.929%, 6/8/12 (r)	4,830,000	4,834,555
General Motors Corp.:
8.25%, 7/15/23 (kk)	13,316,000	1,664,500
8.375%, 7/15/33 (nn)	2,500,000	325,000
Glitnir Banki HF:
2.95%, 10/15/08 (b)(v)(y)	10,440,000	1,539,900
3.046%, 4/20/10 (aa)(e)(r)(y)	10,830,000	1,759,875
4.75%, 10/15/10 (bb)(e)(y)	1,000,000	162,500
3.226%, 1/21/11 (cc)(e)(r)(y)	1,000,000	162,500
6.33%, 7/28/11 (e)(dd)(y)	180,000	29,250
GMAC LLC, 0.629%, 12/19/12 (r)	3,360,000	3,372,561
Goldman Sachs Group, Inc.:
0.934%, 11/16/09 (r)	12,000,000	12,000,518
0.397%, 12/23/09 (r)	4,400,000	4,396,697
1.206%, 11/9/11 (r)	12,470,000	12,597,506
0.829%, 3/15/12 (r)	4,620,000	4,662,384
6.00%, 5/1/14	10,000,000	10,458,635
1.201%, 9/29/14 (r)	1,500,000	1,311,986
Great River Energy, 5.829%, 7/1/17 (b)(e)	21,603,898	21,986,935
Hewlett-Packard Co., 1.71%, 5/27/11 (r)	10,000,000	10,124,164
Home Depot, Inc., 0.749%, 12/16/09 (r)	17,035,000	16,968,851
Hospira, Inc., 1.078%, 3/30/10 (r)	6,000,000	5,941,541
HRPT Properties Trust, 1.224%, 3/16/11 (r)	9,911,000	8,607,909
Independence Community Bank Corp.:
2.669%, 6/20/13 (r)	2,350,000	2,109,910
3.028%, 4/1/14 (r)	4,500,000	3,200,351

	PRINCIPAL
	AMOUNT	VALUE

Ingersoll-Rand Global Holding Co. Ltd., 2.42%, 8/13/10 (b)(r)	10,000,000	9,800,000
Irwin Land LLC, 4.51%, 12/15/15 (e)	1,230,000	1,145,450
ITT Corp., 4.90%, 5/1/14	4,000,000	4,052,412
John Deere Capital Corp.:
1.111%, 2/26/10 (r)	3,000,000	3,003,202
1.807%, 1/18/11 (r)	10,000,000	9,934,060
1.40%, 6/10/11 (r)	4,700,000	4,678,780
JPMorgan Chase & Co.:
7.00%, 11/15/09	5,000,000	5,084,832
1.601%, 1/22/10 (r)	10,000,000	10,012,197
1.362%, 4/1/11 (r)	9,115,000	9,167,265
0.859%, 6/15/12 (r)	4,370,000	4,419,001
0.854%, 12/26/12 (r)	23,170,000	23,396,765
JPMorgan Chase Capital XXIII, 1.883%, 5/15/47 (r)	2,500,000	1,274,733
Kaupthing Bank HF, 5.75%, 10/4/11 (e)(hh)(y)	7,000,000	910,000
Koninklijke Philips Electronics NV, 1.798%, 3/11/11 (r)	9,980,000	10,006,034
Land O’ Lakes, Inc., 8.75%, 11/15/11	1,125,000	1,130,625
Leucadia National Corp., 7.125%, 3/15/17	8,500,000	6,942,433
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.217%, 12/1/12 (e)	3,385,000	3,384,831
5.733%, 12/1/17 (e)	2,000,000	1,833,540
Lumbermens Mutual Casualty Co., 8.30%, 12/1/37 (e)(m)*	300,000	2,625
M&I Marshall & Ilsley Bank, 0.916%, 12/4/12 (r)	1,000,000	695,230
Marathon Oil Corp., 6.50%, 2/15/14	1,000,000	1,074,074
MBNA Capital, Series B, 1.828%, 2/1/27 (r)	2,000,000	1,019,097
Medco Health Solutions, Inc., 6.125%, 3/15/13	3,000,000	3,102,800
Merrill Lynch & Co., Inc.:
0.726%, 12/4/09 (r)	8,000,000	7,917,276
1.236%, 2/5/10 (r)	291,000	287,583
1.389%, 9/15/26 (r)	4,200,000	2,257,283
MetLife, Inc., 0.921%, 6/29/12 (r)	11,180,000	11,223,566
Metropolitan Life Global Funding I, 1.731%, 4/14/11 (e)(r)	12,280,000	12,237,487
Morgan Stanley, 1.236%, 2/10/12 (r)	3,000,000	3,029,310
National Fuel Gas Co., 8.75%, 5/1/19	500,000	564,166
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	4,000,000	4,017,526
6.59%, 7/7/38	1,300,000	1,064,010
Noble Group Ltd.:
8.50%, 5/30/13 (e)	4,800,000	4,488,000
6.625%, 3/17/15 (e)	11,933,000	10,143,050
Ohana Military Communities LLC, 6.00%, 10/1/51 (e)	2,500,000	1,904,075
OPTI Canada, Inc.:
7.875%, 12/15/14	1,250,000	812,500
8.25%, 12/15/14	750,000	496,875
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,400,000	14,000
Pacific Gas & Electric Co., 1.60%, 6/10/10 (r)	9,500,000	9,540,889
Pacific Pilot Funding Ltd., 1.857%, 10/20/16 (e)(r)	476,836	351,651

	PRINCIPAL
	AMOUNT	VALUE

Pepco Holdings, Inc., 1.293%, 6/1/10 (r)	5,155,000	4,882,310
Pioneer Natural Resources Co.:
5.875%, 7/15/16	3,000,000	2,572,205
6.65%, 3/15/17	1,500,000	1,309,105
PNC Funding Corp., 1.42%, 4/1/12 (r)	6,970,000	7,030,778
PPF Funding, Inc., 5.35%, 4/15/12 (e)	2,000,000	1,525,984
Preferred Term Securities IX Ltd., 1.976%, 4/3/33 (e)(r)	742,071	296,828
ProLogis, 0.909%, 8/24/09 (b)(r)	9,215,000	9,122,850
Rabobank Nederland NV, 11.00% to 6/30/19, floating rate thereafter to 12/29/49 (e)(r)	2,000,000	2,225,338
Reed Elsevier Capital, Inc., 0.959%, 6/15/10 (r)	2,500,000	2,465,543
Rockies Express Pipeline LLC, 6.25%, 7/15/13 (e)	5,000,000	5,171,461
Roper Industries, Inc., 6.625%, 8/15/13	5,000,000	5,086,039
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (r)	9,000,000	3,600,000
SABMiller plc, 1.508%, 7/1/09 (e)(r)	175,000	174,983
Skyway Concession Co. LLC, 0.878%, 6/30/17 (b)(e)(r)	2,500,000	2,024,050
SLM Corp., 1.232%, 7/27/09 (r)	8,525,000	8,492,862
Southern Union Co., 6.089%, 2/16/10	2,000,000	2,003,380
Sovereign Bank, 2.738%, 8/1/13 (r)	8,825,000	6,619,015
State Street Bank and Trust Co., 0.829%, 9/15/11 (r)	10,000,000	9,969,795
Suncorp-Metway Ltd., 1.014%, 12/17/10 (e)(r)	12,930,000	12,930,494
SunTrust Bank:
6.375%, 4/1/11	10,000,000	10,224,145
0.863%, 5/21/12 (b)(r)	10,000,000	9,238,742
0.951%, 8/24/15 (b)(r)	5,650,000	4,068,000
Susquehanna Bancshares, Inc., 2.848% to 5/1/09, floating rate thereafter to 5/1/14 (r)	1,000,000	411,884
Svenska Handelsbanken AB, 4.875%, 6/10/14 (e)	5,000,000	4,966,817
Systems 2001 AT LLC, 7.156%, 12/15/11 (e)	1,075,121	1,076,841
TEPPCO Partners LP, 7.00% to 6/1/17, floating rate thereafter to 6/1/67 (r)	500,000	375,305
Thomson Reuters Corp., 5.95%, 7/15/13	4,930,000	5,028,200
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	658,859	5,765
Time Warner Cable, Inc., 7.50%, 4/1/14	5,000,000	5,511,380
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (b)(e)	165,601,908	21,044,690
Travelers Insurance Company Ltd., 1.381%, 12/8/11 (b)	1,500,000	1,392,870
Union Pacific Corp., 6.91%, 8/27/17	1,124,079	1,195,726
UnitedHealth Group, Inc., 0.789%, 6/21/10 (r)	8,000,000	7,924,496
Verizon Wireless Capital LLC, 3.316%, 5/20/11 (e)(r)	15,000,000	15,254,836
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	24,739,000	14,843,400
Wachovia Corp.:
0.749%, 3/15/11 (r)	175,000	164,157
7.574%, 8/1/26 (r)	1,000,000	1,011,935
Wal-Mart Stores, Inc., 8.07%, 12/21/12	417,573	453,478
Wells Fargo & Co., 0.849%, 6/15/12 (r)	1,830,000	1,847,471
Western Refining, Inc., 10.75%, 6/15/14 (e)(r)	7,300,000	6,551,750

	PRINCIPAL
	AMOUNT	VALUE

Weyerhaeuser Co., 1.61%, 9/24/09 (r)	6,500,000	6,423,354
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (b)(e)	3,977,000	3,420,220
Xerox Corp., 1.363%, 12/18/09 (r)	1,740,000	1,723,506
Xstrata Finance Dubai Ltd., 1.27%, 11/13/09 (b)(e)(r)	15,880,000	15,721,200
Yara International ASA, 7.875%, 6/11/19 (e)	2,000,000	2,098,358

Total Corporate Bonds (Cost $947,616,009)		945,096,388

MUNICIPAL OBLIGATIONS - 7.4%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.09%, 3/1/10	105,000	107,459
Alameda California Corridor Transportation Authority Revenue Bonds Zero Coupon:
10/1/09	6,000,000	5,921,700
10/1/11	11,000,000	9,583,200
Allentown Pennsylvania GO Bonds:
3.41%, 10/1/09 (escrowed to maturity)	1,895,000	1,907,299
3.41%, 10/1/09	15,000	15,055
Bayonne New Jersey Municipal Utilities Authority Revenue Bonds, 3.70%, 4/1/10	365,000	360,657
Bethlehem Pennsylvania GO Bonds, 4.10%, 11/1/09	675,000	673,677
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Bonds, 5.10%, 10/1/15	615,000	618,093
Bridgeview Illinois GO Bonds, 4.62%, 12/1/11	490,000	500,226
Burlingame California PO Revenue Bonds, 5.255%, 6/1/11	1,000,000	1,047,910
Butler Pennsylvania Redevelopment Authority Tax Allocation Bonds, 5.25%, 12/1/13	680,000	682,842
California State Industry Sales Tax Revenue Bonds, 5.00%, 1/1/12	2,900,000	2,935,322
California State M-S-R Public Power Agency Revenue Bonds, 3.45%, 7/1/09	3,460,000	3,460,035
California Statewide Communities Development Authority Revenue Bonds:
5.41%, 8/1/09	1,755,000	1,758,615
Zero Coupon, 6/1/10	2,820,000	2,698,035
Zero Coupon, 6/1/13	3,190,000	2,471,229
Canyon Texas Regional Water Authority Revenue Bonds, 5.70%, 8/1/12	165,000	168,432
Chicago Illinois GO Bonds, 5.20%, 1/1/10	3,600,000	3,671,424
Chicago Illinois O’Hare International Airport Revenue Bonds, 5.053%, 1/1/11	3,720,000	3,762,482
Cook County Illinois School District GO Bonds:
No. 089 Maywood, Zero Coupon, 12/1/12	2,135,000	1,749,739
No. 095 Brookfield, 5.45%, 12/1/11	200,000	212,412
No. 170 Chicago Heights, Zero Coupon, 12/1/12	380,000	311,429
Corte Madera California COPs, 5.447%, 2/1/16	1,285,000	1,185,374
El Paso Texas GO Bonds, 5.512%, 8/15/09	1,245,000	1,251,997
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	1,810,000	1,712,586
Fall Creek Wisconsin School District GO Bonds, 5.91%, 3/1/19	605,000	617,209

	PRINCIPAL
	AMOUNT	VALUE

Frisco Texas Economic Development Corp. Sales Tax Revenue Bonds, 5.619%, 2/15/17	1,000,000	989,080
Hillsborough County Florida Port District Revenue Bonds, Zero Coupon:
6/1/11	1,230,000	1,115,524
12/1/11	1,230,000	1,079,928
Illinois State MFH Development Authority Revenue Bonds, 5.662%, 7/1/17	1,870,000	1,871,085
Inglewood California Pension Funding Revenue Bonds:
4.65%, 9/1/09	215,000	215,157
4.74%, 9/1/10	225,000	225,158
Iron County Wisconsin GO Bonds, 5.26%, 3/1/19	580,000	591,043
La Verne California PO Revenue Bonds:
5.45%, 6/1/10	340,000	348,099
5.49%, 6/1/11	350,000	362,107
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 4.22%, 7/1/09	805,000	805,024
Los Angeles County California Pension Revenue Bonds, Zero Coupon, 6/30/10	363,000	348,041
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, 5.30%, 7/1/10	630,000	639,494
Midpeninsula California Regional Open Space District Financing Authority Revenue Bonds, 5.15%, 9/1/12	2,505,000	2,559,885
Nashville & Davidson County Tennessee Water & Sewage Revenue Bonds, 4.74%, 1/1/15	1,585,000	1,603,354
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	1,040,000	993,585
New York State Dormitory Authority Revenue Bonds, 3.85%, 3/15/11	1,850,000	1,889,590
New York State Urban Development Corp. Revenue Bonds, 4.38%, 12/15/11	2,300,000	2,380,178
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	1,000,000	1,000,080
Northwest Washington Open Access Network Revenue Bonds, 6.39%, 12/1/10	935,000	983,115
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/10	2,000,000	1,875,400
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.268%, 9/1/11	2,860,000	2,974,686
5.252%, 9/1/16	2,085,000	2,046,907
5.263%, 9/1/16	2,435,000	2,360,026
Oakland City California PO Revenue Bonds, Zero Coupon, 12/15/12	1,680,000	1,395,106
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 4.60%, 10/1/09	1,330,000	1,338,871
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/11	6,100,000	5,445,104
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/12	2,000,000	1,771,040
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 5.59%, 9/1/17	1,140,000	1,096,634
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	3,040,000	3,096,483
Pittsburg California Redevelopment Agency Tax Allocation Bonds, 5.115%, 8/1/16	1,465,000	1,278,300
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.75%, 8/1/15	620,000	635,779

	PRINCIPAL
	AMOUNT	VALUE

Riverside California Public Financing Authority Tax Allocation Bonds, 5.24%, 8/1/17	1,580,000	1,282,976
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	500,000	513,220
Sacramento City California Financing Authority Tax Allocation Bonds, 4.985%, 12/1/09	1,035,000	1,031,802
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,310,000	1,287,271
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.18%, 9/1/11	1,210,000	1,226,650
Sarasota-Manatee Airport Authority Revenue VRDN, 0.90%, 8/1/14	16,055,000	16,055,000
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.15%, 8/1/09	135,000	135,387
Shawano-Gresham Wisconsin School District GO Bonds, 5.75%, 3/1/11	200,000	210,890
Shorewood Wisconsin School District GO Bonds, 5.30%, 4/1/16	295,000	300,894
South Bend County Indiana Economic Development Income Tax Revenue Bonds:
5.125%, 2/1/10	145,000	148,045
5.20%, 2/1/14	1,295,000	1,349,014
Southern California Airport Authority Tax Allocation Bonds, 5.00%, 12/1/12	695,000	667,999
St. Paul Minnesota Sales Tax Revenue Bonds, 5.30%, 11/1/12	1,465,000	1,530,647
Stanislaus County California Revenue Bonds, 7.15%, 8/15/13	475,000	503,358
Virginia State Housing Development Authority Revenue Bonds:
5.24%, 7/1/09	1,050,000	1,050,094
4.68%, 8/1/14	10,090,000	10,051,759
West Contra Costa California Unified School District COPs, 4.66%, 1/1/10	435,000	437,362
Ypsilanti Michigan GO Bonds, 5.55%, 5/1/12	335,000	353,067

Total Municipal Obligations (Cost $132,806,876)		132,833,736

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.5%
Freddie Mac, 6.625%, 9/15/09	250,000	253,301
New Valley Generation I, 7.299%, 3/15/19	757,193	836,038
New Valley Generation V, 4.929%, 1/15/21	740,331	722,614
Overseas Private Investment Corp., 7.45%, 12/15/10	310,222	327,911
Tunisia Government AID Bonds, Guaranteed by the United States Agency of International Development, 9.375%, 8/1/16	599,999	710,177
Vessel Management Services, Inc., 5.125%, 4/16/35 (b)	6,000,000	6,000,000

Total U.S. Government Agencies and Instrumentalities (Cost $8,783,441)		8,850,041

	PRINCIPAL
	AMOUNT	VALUE

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association:
5.50%, 1/16/32	3,741,135	453,452
5.50%, 5/20/32	3,712,142	450,981

Total U.S. Government Agency Mortgage-Backed Securities (Cost $923,645)		904,433

U.S. TREASURY - 9.5%
United States Treasury Bonds, 4.25%, 5/15/39	10,000,000	9,895,312
United States Treasury Notes:
0.875%, 5/31/11	50,000,000	49,820,312
1.125%, 6/30/11	57,000,000	56,999,999
2.25%, 5/31/14	13,135,000	12,958,499
2.625%, 6/30/14	6,315,000	6,334,734
3.125%, 5/15/19	35,848,000	34,666,136

Total U.S. Treasury (Cost $169,572,327)		170,674,992

CERTIFICATES OF DEPOSIT - 0.8%
Deutsche Bank, 1.213%, 6/18/10 (r)	15,000,000	14,802,225

Total Certificates of Deposit (Cost $15,000,000)		14,802,225

SOVEREIGN GOVERNMENT BONDS - 1.1%
Province of Ontario Canada, 1.166%, 5/22/12 (r)	20,625,000	20,777,024

Total Sovereign Government Bonds (Cost $20,625,000)		20,777,024

TIME DEPOSIT - 18.7%
State Street Corp. Time Deposit, 0.01%, 7/1/09	337,509,000	337,509,000

Total Time Deposit (Cost $337,509,000)		337,509,000

	SHARES

EQUITY SECURITIES - 0.1%
Conseco, Inc.*	98,632	233,758
Woodbourne Capital:
Trust I, Preferred (b)(e)	625,000	331,250
Trust II, Preferred (b)(e)	625,000	331,250
Trust III, Preferred (b)(e)	625,000	331,250
Trust IV, Preferred (b)(e)	625,000	331,250

Total Equity Securities (Cost $4,310,476)		1,558,758

	SHARES	VALUE

TOTAL INVESTMENTS (Cost $1,819,203,678) - 100.4%		1,810,328,450
Other assets and liabilities, net - (0.4%)		(7,827,818)

NET ASSETS - 100%		$1,802,500,632

			UNDERLYING	UNREALIZED
	# OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
10 Year U.S. Treasury Notes	945	9/09	$109,871,016	$(393,339)
30 Year U.S. Treasury Bonds	225	9/09	26,630,859	620,504

Total Purchased				$227,165

Sold:
2 Year U.S. Treasury Notes	3,947	9/09	$853,415,406	$177,786
5 Year U.S. Treasury Notes	142	9/09	16,290,063	24,912

Total Sold				$202,698

(b)	This security was valued by the Board of Trustees. See note A.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s)	During the period, $69,960 of deferred, past due interest was written off.

(t)	This security is no longer accruing interest.

(v)	Glitnir Banki HF Bonds due 10/15/08 are in default for principal and interest. During the period, $73,589 of interest was written off.

(w)	Orkney Re II plc is in default and no longer accruing interest. During the period, $17,069 of interest was written off.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y)	The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(z)	Effective May 27, 2009, this security is no longer accruing interest.

(aa)	Glitnir Banki HF Bonds due 4/20/10 are in default for interest. During the period, $73,313 of interest was written off.

(bb)	Glitnir Banki HF Bonds due 10/15/10 are in default for interest. During the period, $22,958 of interest was written off.

(cc)	Glitnir Banki HF Bonds due 1/21/11 are in default for interest. During the period, $14,339 of interest was written off.

(dd)	Glitnir Banki HF Bonds due 7/28/11 are in default for interest. During the period, $2,247 of interest was written off.

(hh)	Kaupthing Bank HF Bonds due 10/4/11 are in default for interest. During the period, $5,590 of interest was written off.

(kk)	General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest and $418,067 of interest was written off during the period.

(nn)	General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest and $79,679 of interest was written off during the period.

*	Non-income producing security.
Abbreviations:

COPs: Certificates of Participation
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	PRINCIPAL
	AMOUNT	VALUE

ASSET-BACKED SECURITIES - 11.3%
AmeriCredit Automobile Receivables Trust:
4.87%, 12/6/10	$3,779	$3,780
5.20%, 3/6/11	48,075	47,781
5.56%, 9/6/11	7,601	7,593
5.21%, 10/6/11	12,814	12,547
2.068%, 1/12/12 (r)	421,386	419,451
0.398%, 5/6/12 (r)	260,505	251,314
4.63%, 6/6/12	330,130	335,284
0.968%, 7/6/12 (r)	96,062	94,113
5.49%, 7/6/12	384,247	386,684
Americredit Prime Automobile Receivable, 5.27%, 11/8/11	112,054	113,124
Banc of America Securities Auto Trust, 5.18%, 6/18/10	24,183	24,214

Capital Auto Receivables Asset Trust:
5.50%, 4/20/10 (e)	450,000	435,073

	PRINCIPAL
	AMOUNT	VALUE

5.04%, 5/17/10	14,788	14,830
0.379%, 7/15/10 (r)	233,582	229,853
4.73%, 9/15/10	884,000	886,809
0.419%, 2/15/11 (r)	100,000	93,471
5.00%, 4/15/11	123,430	125,146
4.98%, 5/15/11	197,267	200,403
1.019%, 11/15/11 (r)	500,000	495,730
0.599%, 2/15/14 (r)	334,521	329,433
Capital One Auto Finance Trust, 0.359%, 10/15/12 (r)	550,995	522,681
Carmax Auto Owner Trust, 1.019%, 4/15/11 (r)	286,946	286,736
Daimler Chrysler Auto Trust:
4.20%, 7/8/10	43,226	43,233
4.98%, 2/8/11	117,588	118,650
4.98%, 11/8/11	49,277	50,072
Ford Credit Auto Owner Trust:
0.919%, 7/15/10 (r)	38,336	38,326
5.26%, 10/15/10	95,816	96,141
5.16%, 11/15/10	106,694	107,234
5.07%, 12/15/10	126,138	127,353
GE Capital Credit Card Master Note Trust, 0.359%, 3/15/13 (r)	160,000	156,973
GS Auto Loan Trust:
5.39%, 12/15/11	106,832	108,898
4.56%, 11/15/13	73,637	73,660
Harley-Davidson Motorcycle Trust:
1.244%, 11/15/11 (r)	60,691	60,558
5.10%, 5/15/12	299,761	303,057
Household Automotive Trust:
5.43%, 6/17/11	141,116	142,330
5.61%, 8/17/11	53,702	54,058
5.28%, 9/17/11	70,336	70,939
4.55%, 7/17/12	91,604	92,754
Hyundai Auto Receivables Trust, 4.18%, 2/15/12	93,079	93,194
Triad Auto Receivables Owner Trust:
5.28%, 2/13/12	460,341	456,942
4.22%, 6/12/12	140,151	140,338
Wachovia Auto Loan Owner Trust, 5.10%, 7/20/11 (e)	16,476	16,527
WFS Financial Owner Trust, 4.39%, 5/17/13	24,111	24,112

Total Asset-Backed Securities (Cost $7,469,787)		7,691,399

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.8%
Adjustable Rate Mortgage Trust, 0.714%, 2/25/35 (r)	3,955	2,319
Impac CMB Trust:
1.094%, 10/25/34 (r)	4,352	2,282
1.054%, 11/25/34 (r)	32,778	17,047
0.574%, 4/25/35 (r)	5,211	2,721

	PRINCIPAL
	AMOUNT	VALUE

0.584%, 5/25/35 (r)	389,969	173,787
MLCC Mortgage Investors, Inc.:
0.684%, 3/25/28 (r)	25,561	17,590
0.544%, 4/25/29 (r)	395,961	299,495
0.594%, 7/25/29 (r)	15,887	10,515
0.544%, 3/25/30 (r)	6,947	4,810
Sequoia Mortgage Trust, 0.635%, 11/20/34 (r)	33,573	19,376

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $557,554)		549,942

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%
American Tower Trust, 0.509%, 4/15/37 (e)(r)	500,000	389,250

Total Commercial Mortgage-Backed Securities (Cost $410,186)		389,250

CORPORATE BONDS - 47.8%
American Express Centurion Bank, 0.399%, 7/13/10 (r)	60,000	58,381
American Honda Finance Corp., 1.359%, 6/20/11 (e)(r)	1,000,000	971,199
BAC Capital Trust XV, 1.468%, 6/1/56 (r)	2,000,000	1,009,670
BAE Systems Asset Trust, 6.664%, 9/15/13 (b)(e)	302,743	310,099
Bank of America Corp.:
0.721%, 9/25/09 (r)	355,000	353,637
1.127%, 11/6/09 (r)	350,000	349,373
1.339%, 4/30/12 (r)	500,000	506,050
Bear Stearns Co.’s, Inc.:
0.903%, 9/9/09 (r)	150,000	149,861
0.751%, 2/23/10 (r)	150,000	149,828
BP Capital Markets plc, 1.614%, 3/17/11 (r)	750,000	758,902
Canadian Oil Sands Ltd., 4.80%, 8/10/09 (e)	950,000	951,949
Capital One Financial Corp., 0.93%, 9/10/09 (r)	575,000	573,021
Cargill, Inc., 2.352%, 1/21/11 (e)(r)	75,000	74,859
Caterpillar Financial Services Corp.:
1.199%, 10/9/09 (r)	400,000	399,966
1.424%, 2/8/10 (r)	50,000	50,033
Chase Capital II, 1.528%, 2/1/27 (r)	1,000,000	571,219
Chase Capital VI, 1.653%, 8/1/28 (r)	250,000	140,039
CIT Group, Inc.:
0.974%, 8/17/09 (r)	20,000	19,250
0.759%, 3/12/10 (r)	30,000	25,125
Citibank:
0.601%, 7/12/11 (r)	500,000	500,003
1.046%, 5/7/12 (r)	250,000	251,015
Citigroup Funding, Inc., 1.369%, 4/30/12 (r)	500,000	506,189
Citigroup, Inc., 0.944%, 5/18/11 (r)	100,000	94,535
Comcast Corp., 1.439%, 7/14/09 (r)	1,700,000	1,700,015

	PRINCIPAL
	AMOUNT	VALUE

Consumers Energy Co., 4.40%, 8/15/09	1,000,000	1,002,679
Countrywide Home Loans, Inc., 5.625%, 7/15/09	275,000	275,000
Deutsche Bank Capital Trust, 3.032%, 12/29/49 (b)(r)	200,000	128,000
Dexia Credit Local, 1.263%, 9/23/11 (e)(r)	500,000	500,018
Discover Financial Services, 1.169%, 6/11/10 (r)	180,000	169,474
Dominion Resources, Inc., 1.664%, 6/17/10 (r)	90,000	89,514
FedEx Corp., 5.50%, 8/15/09	200,000	200,927
FMG Finance Pty Ltd., 4.668%, 9/1/11 (e)(r)	455,000	434,525
General Electric Capital Corp., 0.929%, 6/8/12 (r)	150,000	150,141
General Motors Corp., 8.375%, 7/15/33 (nn)	1,000,000	130,000
Glitnir Banki HF:
2.95%, 10/15/08 (b)(v)(y)	120,000	17,700
3.046%, 4/20/10 (aa)(e)(r)(y)	50,000	8,125
3.226%, 1/21/11 (cc)(e)(r)(y)	30,000	4,875
GMAC LLC, 0.629%, 12/19/12 (r)	600,000	602,243
Goldman Sachs Group, Inc.:
1.43%, 7/23/09 (r)	150,000	149,857
0.397%, 12/23/09 (r)	600,000	599,550
1.206%, 11/9/11 (r)	500,000	505,112
0.829%, 3/15/12 (r)	300,000	302,752
1.201%, 9/29/14 (r)	250,000	218,664
Hewlett-Packard Co., 1.71%, 5/27/11 (r)	800,000	809,933
Home Depot, Inc., 0.749%, 12/16/09 (r)	500,000	498,058
Hospira, Inc., 1.078%, 3/30/10 (r)	400,000	396,103
HRPT Properties Trust, 1.224%, 3/16/11 (r)	150,000	130,278
HSBC Holdings plc, 7.50%, 7/15/09	375,000	375,189
Ingersoll-Rand Global Holding Co. Ltd., 2.42%, 8/13/10 (b)(r)	150,000	147,000
John Deere Capital Corp.:
1.412%, 10/16/09 (r)	500,000	500,129
1.807%, 1/18/11 (r)	100,000	99,341
1.40%, 6/10/11 (r)	300,000	298,646
JPMorgan Chase & Co.:
7.00%, 11/15/09	50,000	50,848
1.601%, 1/22/10 (r)	50,000	50,061
1.362%, 4/1/11 (r)	500,000	502,867
0.859%, 6/15/12 (r)	300,000	303,364
0.854%, 12/26/12 (r)	500,000	504,894
JPMorgan Chase Capital XXIII, 1.883%, 5/15/47 (r)	250,000	127,473
Koninklijke Philips Electronics NV, 1.798%, 3/11/11 (r)	520,000	521,357
M&I Marshall & Ilsley Bank:
2.90%, 8/18/09	36,364	36,170
0.916%, 12/4/12 (r)	25,000	17,381
MBNA Capital, Series B, 1.828%, 2/1/27 (r)	250,000	127,387
Merrill Lynch & Co., Inc.:
0.996%, 8/14/09 (r)	50,000	49,843
4.125%, 9/10/09	160,000	160,662
0.726%, 12/4/09 (r)	300,000	296,898

	PRINCIPAL
	AMOUNT	VALUE

1.389%, 9/15/26 (r)	300,000	161,235
MetLife, Inc., 0.921%, 6/29/12 (r)	600,000	602,338
Metropolitan Life Global Funding I, 1.731%, 4/14/11 (e)(r)	250,000	249,134
Monumental Global Funding III, 1.283%, 8/17/09 (e)(r)	600,000	600,262
Morgan Stanley, 1.236%, 2/10/12 (r)	200,000	201,954
NationsBank Cap Trust III, 1.681%, 1/15/27 (r)	30,000	15,913
Northern Trust Co., 7.10%, 8/1/09	150,000	150,524
Pacific Gas & Electric Co., 1.60%, 6/10/10 (r)	500,000	502,152
Pepco Holdings, Inc., 1.293%, 6/1/10 (r)	550,000	520,906
PNC Funding Corp., 1.42%, 4/1/12 (r)	500,000	504,360
ProLogis, 0.909%, 8/24/09 (b)(r)	200,000	198,000
Reed Elsevier Capital, Inc., 0.959%, 6/15/10 (r)	75,000	73,966
Rockies Express Pipeline LLC, 4.50%, 8/20/09 (e)(r)	500,000	498,657
SABMiller plc, 1.508%, 7/1/09 (e)(r)	25,000	24,998
Skyway Concession Co. LLC, 0.878%, 6/30/17 (b)(e)(r)	60,000	48,577
SLM Corp., 1.232%, 7/27/09 (r)	400,000	398,492
Sovereign Bank, 2.738%, 8/1/13 (r)	20,000	15,001
State Street Bank and Trust Co., 0.829%, 9/15/11 (r)	500,000	498,490
Suncorp-Metway Ltd., 1.014%, 12/17/10 (e)(r)	500,000	500,019
SunTrust Bank:
0.863%, 5/21/12 (b)(r)	350,000	323,356
0.951%, 8/24/15 (b)(r)	350,000	252,000
Systems 2001 AT LLC, 7.156%, 12/15/11 (e)	285,611	286,068
Travelers Insurance Company Ltd., 1.381%, 12/8/11 (b)	250,000	232,145
Verizon Wireless Capital LLC, 3.316%, 5/20/11 (e)(r)	1,000,000	1,016,989
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	400,000	240,000
Wells Fargo & Co., 0.849%, 6/15/12 (r)	500,000	504,773
Western Refining, Inc., 10.75%, 6/15/14 (e)(r)	500,000	448,750
Weyerhaeuser Co., 1.61%, 9/24/09 (r)	60,000	59,293
Xerox Corp., 1.363%, 12/18/09 (r)	500,000	495,260
Xstrata Finance Dubai Ltd., 1.27%, 11/13/09 (b)(e)(r)	800,000	792,000

Total Corporate Bonds (Cost $31,430,012)		32,382,868

U.S. TREASURY - 2.9%
United States Treasury Notes, 5/15/19	2,000,000	1,934,062

Total U.S. Treasury (Cost $1,912,974)		1,934,062

MUNICIPAL OBLIGATIONS - 7.6%
CIDC-Hudson House LLC New York Revenue VRDN, 3.40%, 12/1/34 (r)	50,000	50,000
Middletown New York IDA Revenue VRDN, 3.40%, 6/1/15 (r)	50,000	50,000
Sarasota-Manatee Airport Authority Revenue VRDN, 0.90%, 8/1/14 (r)	5,000,000	5,000,000
SunAmerica Trust Revenue VRDN, 1.60%, 7/1/41 (r)	44,000	44,000

Total Municipal Obligations (Cost $5,144,000)		5,144,000

	PRINCIPAL
	AMOUNT	VALUE

CERTIFICATES OF DEPOSIT - 0.1%
Deutsche Bank, 1.213%, 6/18/10 (r)	80,000	78,945

Total Certificates of Deposit (Cost $80,000)		78,945

TIME DEPOSIT - 21.4%
State Street Corp. Time Deposit, 0.01%, 7/1/09	14,526,000	14,526,000

Total Time Deposit (Cost $14,526,000)		14,526,000

SOVEREIGN GOVERNMENT BONDS - 1.5%
Province of Ontario Canada, 1.166%, 5/22/12 (r)	1,000,000	1,007,371

Total Sovereign Government Bonds (Cost $1,000,000)		1,007,371

TOTAL INVESTMENTS (Cost $62,530,513) - 94.0%		63,703,837
Other assets and liabilities, net - 6.0%		4,071,720

NET ASSETS - 100%		$67,775,557

			UNDERLYING	UNREALIZED
	# OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Sold:
10 Year U.S. Treasury Notes	20	9/09	$2,325,313	$(13,468)
30 Year U.S. Treasury Bonds	2	9/09	236,719	(8,597)

Total Sold				$(22,064)

(b)	This security was valued by the Board of Trustees. See Note A.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(v)	Glitnir Banki HF Bonds due 10/15/08 are in default for principal and interest. During the period, $846 of interest was written off.

(y)	The government of Iceland took control of Glitnir Bank HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(aa)	Glitnir Banki HF Bonds due 4/20/10 are in default for interest. During the period, $342 of interest was written off.

(cc)	Glitnir Banki HF Bonds due 1/21/11 are in default for interest. During the period, $215 of interest was written off.

(nn)	General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest and $31,872 of interest was written off during the period.

Abbreviations:
FHLB: Federal Home Loan Bank
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A –– SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with six separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Income, Government and New Vision Small Cap. Income, Short Duration Income, Long-Term Income, Ultra-Short Income, and Government are registered as non-diversified portfolios. New Vision Small Cap is registered as a diversified portfolio. The operations of each series are accounted for separately. Government began operations on December 31, 2008 and offers Class A and Class C shares of beneficial interest. Income offers six classes of shares of beneficial interest (Class A, Class B, Class C, Class I, Class R, which commenced operations on October 31, 2006, and Class Y, which commenced operations on February 29, 2008). New Vision Small Cap offers four classes of shares of beneficial interest (Class A, Class B, Class C, and Class I). Short Duration Income offers four classes of shares of beneficial interest (Class A, Class C, Class I, and Class Y, which commenced operations on February 29, 2008) and Long-Term Income and Ultra-Short Income each offer Class A shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%, 3.75%, 2.75%, and 1.25% for New Vision Small Cap, Income and Long-Term Income, Short Duration Income, and Ultra-Short Income respectively. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class R shares are sold without a front-end or deferred sales charge, have a higher level of expenses than Class A shares, and are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
On December 12, 2008, the net assets of the Summit Bond Fund, a series of Summit Mutual Funds, Inc. Apex Series, merged into the Calvert Income Fund. The merger was accomplished by a tax-free exchange of 4,268,269 Class I shares and 32,224 Class Y shares of the Calvert Income Fund (valued at $58,005,471 and $440,457, respectively) for 1,518,476 Class I shares and 11,486 Class A shares of the Summit Bond Fund outstanding at December 12, 2008. The Summit Bond Fund’s net assets as of December 12, 2008, including $8,114,963 of unrealized depreciation, were combined with those of the Calvert Income Fund.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Trustees as of June 30, 2009:

		% of Net
	Total Investments	Assets

Income	$572,059,738	15.0%
Long-Term Income	4,860,171	8.2%
Short Duration Income	143,833,676	8.0%
Ultra-Short Income	2,448,877	3.6%
New Vision Small Cap	1,246,887	1.7%
Government	84,030	5.1%
Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

Income

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Equity securities	$10,986,348	—	$19,674,097	$30,660,445
Asset backed securities	—	$74,028,246	2,120,782	76,149,028
Collateralized mortgage-backed obligations	—	50,685,916	5,629,709	56,315,625
Commercial mortgage-backed securities	—	174,423,555	—	174,423,555
Corporate debt	—	1,800,730,730	512,735,150	2,313,465,880
Municipal obligations	—	292,820,133	—	292,820,133
U.S. government obligations	—	406,360,424	31,900,000	438,260,424
Other debt obligations	—	432,783,653		432,783,653

TOTAL	$10,986,348	$3,231,832,657	$572,059,738	$3,814,878,743

Other financial instruments*	$14,142,293	—	—	$14,142,293

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Income

			Collateralized
		Asset	Mortgage-		U.S.
	Equity	Backed	Backed	Corporate	Government
	Securities	Securities	Obligations	Debt	Obligations	Total

Balance as of 9/30/08	$41,611,200	$2,542,717	—	$354,731,443	—	$398,885,360
Accrued discounts/premiums	—	—	—	5,711,083	—	5,711,083
Realized gain (loss)	(9,246,541)	—	—	(60,313,588)	—	(69,560,129)
Change in unrealized appreciation (depreciation)	428,010	3,587	—	(14,060,194)	—	(13,628,597)
Net purchases (sales)	(13,118,572)	(425,522)	—	6,792,241	$31,900,000	25,148,147
Transfers in and/ or out of Level 3	—	—	$5,629,709	219,874,165	—	225,503,874

Balance as of 6/30/09	$19,674,097	$2,120,782	$5,629,709	$512,735,150	$31,900,000	$572,059,738

     For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities for Income that would be included in the change in net assets was ($25,913,732).
Short Duration Income

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Equity securities	$233,758	—	$1,325,000	$1,558,758
Asset backed securities	—	$129,845,599	—	129,845,599
Collateralized mortgage-backed obligations	—	16,548,424	9,982,870	26,531,294
Commercial mortgage-backed securities	—	20,944,960	—	20,944,960
Corporate debt	—	818,570,582	132,525,806	951,096,388
Municipal obligations	—	132,833,736	—	132,833,736
U.S. government obligations	—	174,429,466	—	174,429,466
Other debt obligations	—	373,088,249		373,088,249

TOTAL	$233,758	$1,666,261,016	$143,833,676	$1,810,328,450

Other financial instruments*	$429,863	—	—	$429,863

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Short Duration Income

		Collateralized
		Mortgage-
	Equity	Backed	Corporate
	Securities	Obligations	Debt	Total

Balance as of 9/30/08	$2,115,000	—	$40,580,295	$42,695,295
Accrued discounts/premiums	—	—	1,894,731	1,894,731
Realized gain (loss)	(622,764)	—	(1,506,106)	(2,128,870)
Change in unrealized appreciation (depreciation)	732,764	—	(3,970,048)	(3,237,284)
Net purchases (sales)	(900,000)	—	44,963,864	44,063,864
Transfers in and/ or out of Level 3	—	$9,982,870	50,563,070	60,545,940

Balance as of 6/30/09	$1,325,000	$9,982,870	$132,525,806	$143,833,676

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities for Short Duration that would be included in the change in net assets was ($2,403,480).
Long-Term Income

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Equity securities	$4,058	—	—	$4,058
Asset backed securities	—	$875,345	—	875,345
Collateralized mortgage-backed obligations	—	1,634,071	$130,724	1,764,795
Corporate debt	—	24,374,535	3,979,447	28,353,982

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Municipal obligations	—	1,630,593	—	1,630,593
U.S. government obligations	—	8,323,674	750,000	9,073,674
Other debt obligations	—	17,354,211		17,354,211

TOTAL	$4,058	$54,192,429	$4,860,171	$59,056,658

Other financial instruments*	$323,589	—	—	$323,589

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Long-Term Income

	Collateralized
	Mortgage-		U.S.
	Backed	Corporate	Government
	Obligations	Debt	Obligations	Total

Balance as of 9/30/08	—	$1,214,650	—	$1,214,650
Accrued discounts/premiums	$77	26,711	—	26,788
Realized gain (loss)	919	25,280	—	26,199
Change in unrealized appreciation (depreciation)	(2,885)	623,404	—	620,519
Net purchases (sales)	100,993	1,520,062	$750,000	2,371,055
Transfers in and/ or out of Level 3	31,620	569,340	—	600,960

Balance as of 6/30/09	$130,724	$3,979,447	$750,000	$4,860,171

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities for Long Term Income that would be included in the change in net assets was ($528,345).

Ultra-Short Income

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Asset backed securities	—	$7,691,399	—	$7,691,399
Collateralized mortgage-backed obligations	—	549,942	—	549,942
Commercial mortgage-backed securities	—	389,250	—	389,250
Corporate debt	—	29,933,991	$2,448,877	32,382,868
Municipal obligations	—	5,144,000	—	5,144,000
U.S. government obligations	—	1,934,062	—	1,934,062
Other debt obligations	—	15,612,316	—	15,612,316

TOTAL	—	$61,254,960	$2,448,877	$63,703,837

Other financial instruments*	$(22,064)	—	—	$(22,064)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Ultra-Short Income

	Corporate
	Debt	Total

Balance as of 9/30/08	$49,267	$49,267
Accrued discounts/premiums	5,762	5,762
Realized gain (loss)	1,516	1,516
Change in unrealized appreciation (depreciation)	4,462	4,462
Net purchases (sales)	1,250,870	1,250,870
Transfer in and/ or out of Level 3	1,137,000	1,137,000

Balance of 6/30/09	$2,448,877	$2,448,877

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities for Ultra-Short Income that would be included in the change in net assets was ($19,707).
Government

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Commercial mortgage-backed securities	—	$27,440	—	27,440
Corporate debt	—	554,623	$34,030	588,653
Municipal obligations	—	200,000	—	200,000
U.S. government obligations	—	361,252	50,000	411,252
Other debt obligations	—	454,000	—	454,000

TOTAL	—	$1,597,315	$84,030	$1,681,345

Other financial instruments*	$7,209	—	—	$7,209

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Government

		U.S.
	Corporate	Government
	Debt	Obligations	Total

Balance as of 9/30/08	—	—	—
Accrued discounts/premiums	$243	—	$243
Realized gain (loss)	63	—	63
Change in unrealized appreciation (depreciation)	11,588	—	11,588
Net purchases (sales)	22,136	$50,000	72,136
Transfers in and/ or out of Level 3	—	—	—

Balance as of 6/30/09	$34,030	$50,000	$84,030

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities for Government that would be included in the change in net assets was ($11,588).
New Vision Small Cap

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3		Total

Equity securities*	$70,634,709	—	—		$70,634,709
Other debt obligations	—	$1,907,000	$1,246,887		3,153,887

TOTAL	$70,634,709	$1,907,000	$1,246,887	**	$73,788,596

*	For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

**	Level 3 securities represent 1.7% of net assets.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund’s duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund’s custodian.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Schedule of Investments footnotes.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I and Class R shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits may be used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Fund and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Schedules of Investments and Schedules of Investments.
NOTE B — TAX INFORMATION
The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2009, and net realized capital loss carryforwards as of September 30, 2008 with expiration dates:

		Long-Term	Short Duration	Ultra-Short	New Vision
	Income	Income	Income	Income	Small Cap

Federal income tax cost of investments	$4,575,017,484	$58,759,471	$1,819,497,851	$62,534,013	$71,589,518
Unrealized appreciation	41,891,828	2,151,949	44,732,708	1,472,712	7,329,842
Unrealized depreciation	(802,030,569)	(1,854,762)	(53,902,109)	(302,888)	(5,130,764)
Net unrealized appreciation/ (depreciation)	$(760,138,741)	$297,187	$(9,169,401)	$1,169,824	$2,199,078

Government

Federal income tax cost of investments	$1,669,819
Unrealized appreciation	27,280
Unrealized depreciation	(15,754)
Net unrealized appreciation/ (depreciation)	$11,526
CAPITAL LOSS CARRYFORWARDS

New Vision
Expiration Date	Small Cap

30-Sept-2010	$228,548
30-Sept-2014	2,052,226
30-Sept-2015	1,688,942

$3,969,326

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

The New Vision Small Cap Fund’s use of net capital loss carryforwards of $228,548 (from Calvert Social Investment Fund Technology Portfolio that merged into the Fund in January 2003) may be limited under certain tax provisions.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date: August 27, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer
Date: August 27, 2009

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: August 27, 2009